As filed with the Securities and Exchange Commission on April 16, 2003


                                               Securities Act File No. 333-68879
                                       Investment Company Act File No. 811-09159

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------


                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                         Pre-Effective Amendment No.                   [ ]
                       Post-Effective Amendment No. 6                  [X]


                                     and/or


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                [ ]
                                 Amendment No. 7                       [X]
                        (Check appropriate box or boxes)


                                   ----------


                    Merrill Lynch Large Cap Growth V.I. Fund
                           of Mercury V.I. Funds, Inc.
               (Exact name of Registrant as specified in charter)


              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (888) 763-2260

                                 Terry K. Glenn
                                  P.O. Box 9011
                        Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:


     Counsel for the Fund:
    Joel H. Goldberg, Esq.                       Andrew J. Donohue, Esq.
     Shearman & Sterling,                       Fund Asset Management, L.P.
     599 Lexington Avenue                             P.O. Box 9011
   New York, New York 10022                   Princeton, New Jersey 08543-9011


                                   ----------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                                   ----------

It is proposed that this filing will become effective (check appropriate box):


            [ ]   immediately upon filing pursuant to paragraph (b)

            [X]   on April 30, 2003 pursuant to paragraph (b)


            [ ]   60 days after filing pursuant to paragraph (a)(1)

            [ ]   on (date) pursuant to paragraph (a)(1)

            [ ]   75 days after filing pursuant to paragraph (a)(2)

            [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

            [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                Explanatory Note


      Mercury V.I. Funds, Inc. (the "Corporation") is an open-end management investment company of which Merrill Lynch Large Cap Growth V.I. Fund is a series (hereinafter referred to as the "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are offered for the Fund. This document consists of (A) the Prospectus for the Fund, which is composed of (i) a Fund specific front portion, and (ii) an Appendix, and (B) the Statement of Additional Information for the Fund which is composed of (i) a Fund specific front portion, and (ii) an Appendix. The section referred to in item
(A)(i) contains information that is applicable to the Fund as a whole and to both classes of shares. The section referred to in item (A)(ii) appears in two different versions, one specific to Class A Common Stock and the second specific to Class B Common Stock, each of which constitutes a part of the Prospectus for either the Class A Common Stock of the Fund or the Class B Common Stock of the Fund, as appropriate. The Fund's Prospectus will be used with the generic portion referred to in section (A)(i) and, depending on the class or classes of shares being offered, the Class A Appendix, the Class B Appendix or both, as appropriate. A table of contents may be found in each Prospectus and Statement of Additional Information.


      The investment adviser of the Fund is Fund Asset Management, L.P. (the "Investment Adviser"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of the Fund is FAM Distributors, Inc.


      Both the Class A and Class B shares of the Fund are sold to separate accounts ("Separate Accounts") of certain insurance companies to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the ("Contracts")) issued by such companies. It is currently anticipated that the Fund will be sold to, among others, Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("ML of New York"), indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc., Hartford Life Insurance Company ("Hartford"), American General Life Insurance Company ("American General"), The AIG Life Companies (U.S.) ("AIG Life"), American International Life Assurance Company of New York ("AIG of NY"), Hartford Life and Annuity Insurance Company ("Hartford Life and Annuity" and, together with ML of New York, MLLIC, Hartford, American General, AIG Life, AIG of NY, and certain other insurance companies, the "Insurance Companies"). The Separate Accounts invest in shares of the Fund in accordance with instructions received from Contract owners. It is currently anticipated that the Contracts will be offered by agents of Merrill Lynch Life Agency, Inc. ("MLLA"), an affiliate of the Investment Adviser, and Contracts issued by any Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

[LOGO] Merrill Lynch   Investment Managers                       www.mlim.ml.com

Prospectus


May 1, 2003


Merrill Lynch Large Cap Growth V.I. Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

                                                                            PAGE

[ICON] KEY FACTS
--------------------------------------------------------------------------------

Merrill Lynch Large Cap Growth V.I. Fund at a Glance ......................    3

Risk/Return Bar Chart .....................................................    5


Fees and Expenses .........................................................    6

Financial Highlights ......................................................    7


[ICON] DETAILS ABOUT THE FUND
--------------------------------------------------------------------------------


How the Fund Invests ......................................................    8

Investment Risks ..........................................................   10

Appendix and Statement of Additional Information ..........................   12


[ICON] MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


Fund Asset Management .....................................................   13

Additional Information ....................................................   14


                           OTHER IMPORTANT INFORMATION

APPENDIX

[ICON] YOUR ACCOUNT
--------------------------------------------------------------------------------

Fund Shares ...............................................................  A-3

How to Buy and Sell Shares ................................................  A-3

[ICON] FOR MORE INFORMATION
--------------------------------------------------------------------------------

Shareholder Reports ................................................  Back Cover

Statement of Additional Information ................................  Back Cover


                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better
understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.


Equity Securities -- common stock,
preferred stock, securities convertible
into common stock or securities or other instruments whose price is linked to the value of common stock.


Large Cap Companies -- companies that
are included in the Russell 1000(R)
Index. This definition of large cap
companies may be changed in response to
changes in the markets.

Common Stock -- securities representing
shares of ownership of a corporation.

Preferred Stock -- class of stock that
often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities -- fixed income
securities, such as bonds or preferred
stocks, that are exchangeable for shares of common stock of the issuer or of another company.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND AT A GLANCE
--------------------------------------------------------------------------------

What is the Fund's investment objective?

The investment objective of the Fund is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

What are the Fund's main investment strategies?


The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those that are, at the time of purchase, included in the Russell 1000 Index. The Fund will invest primarily in equity securities that the Investment Adviser believes have good prospects for earnings growth.


A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.


The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the Fund's investment strategy.


What are the main risks of investing in the Fund?


The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund's investments -- and therefore the value of Fund shares -- may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. The Fund is also subject to the risk that the stocks the Fund's adviser selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money.



                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                   3

[ICON] Key Facts

Contract -- The Fund offers its shares
only to participating insurance
companies. These insurance companies
write variable annuity and/or variable
life insurance contracts that allow the
contract owner to choose the Fund as an
investment option. The contract owner
does not become a Fund shareholder.

Who should invest?


Investors should consider their own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a contract owned by contract owners who:


      o     Are investing with long-term goals


      o Want a professionally managed and diversified portfolio of large cap equity securities as a part of their total investment portfolio


      o Are willing to accept the risk the value of your investment may decline in order to seek long-term capital growth

      o     Are not looking for a significant amount of current income


4                   MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Russell 1000(R) Index -- an index that
measures the performance of the 1,000
largest companies in the Russell 3000(R)
Index, which represents approximately
92% of the total market capitalization
of the Russell 3000(R) Index.

Russell 1000(R) Growth Index -- a subset of the Russell 1000(R) Index that consists of those Russell 1000(R) securities with a greater than average growth orientation.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the Russell 1000(R) Growth Index, Russell 1000(R) Index and the Standard & Poor's (S&P) 500 Index, each a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.


     [The table below was depicted as a bar chart in the printed material.]

          2000                     2001                     2002
          ----                     ----                     ----

        -15.95%                   -9.32%                  -23.39%


During the periods shown in the bar chart, the highest return for a quarter was 11.14% (quarter ended June 30, 2001) and the lowest return for a quarter was -14.93% (quarter ended December 31, 2001). The year-to-date return as of March 31, 2003 was -1.59%.

Average Annual Total Returns                                                Life of
(for the periods ended December 31, 2002)                    One Year         Fund
---------------------------------------------------------------------------------------
 Merrill Lynch Large Cap Growth V.I. Fund     Class A          -23.39%       -9.04%+
---------------------------------------------------------------------------------------
 Russell 1000(R)Growth Index*                                  -27.88%      -14.77%++
---------------------------------------------------------------------------------------
 Russell 1000(R)Index**                                        -21.65%       -9.09%++
---------------------------------------------------------------------------------------
 S&P 500 Index***                                              -22.10%       -9.53%++
---------------------------------------------------------------------------------------

  * The Russell 1000(R) Growth Index is a subset of the widely recognized Russell 1000(R) Index. The Russell 1000(R) Growth Index consists of those Russell 1000 securities with a greater than average growth orientation. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

 ** The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

*** The S&P 500 is a widely recognized, unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.


  +   Inception date is April 30, 1999.


 ++   Since April 30, 1999.



                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                   5

[ICON] Key Facts


UNDERSTANDING
EXPENSES

Fund investors pay various fees and
expenses, either directly or indirectly.
Listed below are some of the main types
of expenses, that the Fund may charge:

Expenses paid indirectly by the
shareholder:

Annual Fund Operating Expenses --
expenses that cover the costs of
operating the Fund.

Management Fee -- a fee paid to the
Investment Adviser for managing the
Fund.

Distribution Fees -- fees used to
support the Fund's marketing and
distribution efforts, such as
compensating financial advisers,
advertising and promotion.


FEES AND EXPENSES
--------------------------------------------------------------------------------


The Fund offers two classes of shares to the participating insurance companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class.


This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses shown below do not include separate account fees and expenses. Please refer to your Contract prospectus for information regarding the separate account fees and expenses associated with your Contract.


 Annual Fund Operating Expenses (expenses
 that are deducted from Fund assets)                       Class A    Class B
-------------------------------------------------------------------------------
Management Fees                                              0.65%      0.65%
-------------------------------------------------------------------------------
  Distribution (12b-1) Fees                                  None       0.15%
-------------------------------------------------------------------------------
  Other Expenses (including transfer agency fees)(a)         0.53%      0.53%
-------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses(b)                     1.18%      1.33%
-------------------------------------------------------------------------------


(a) Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.


(b) With respect to each class of the Fund's shares, the Investment Adviser has entered into a contractual arrangement with the Fund to assure that expenses incurred by Class A shares will not exceed 1.25% and expenses incurred by Class B shares will not exceed 1.40% (exclusive of distribution fees). The arrangement has a one-year term and is renewable.


Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      1 Year         3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
  Class A              $120            $375             $649          $1,432
--------------------------------------------------------------------------------
  Class B              $135            $421             $729          $1,601
--------------------------------------------------------------------------------



6                   MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.


                                                                                             Class A
                                                               ---------------------------------------------------------------------
                                                                     For the Year Ended December 31,              For the Period
 Increase (Decrease) in                                        ------------------------------------------       April 30, 1999+ to
 Net Asset Value:                                                2002              2001             2000        December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Performance:
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                            $9.02             $9.95           $12.03            $10.00
------------------------------------------------------------------------------------------------------------------------------------
 Investment loss -- net                                           (.04)##           (.03)##            --++              --++
------------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments -- net       (2.07)             (.90)           (1.93)             2.10
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                (2.11)             (.93)           (1.93)             2.10
------------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                          --                --++             --                --
  In excess of investment income -- net                             --                --               --++            (.04)
  In excess of realized gain on investments -- net                  --                --             (.15)             (.03)
------------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                  --                --++           (.15)             (.07)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $6.91             $9.02            $9.95            $12.03
------------------------------------------------------------------------------------------------------------------------------------
 Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                             (23.39%)           (9.32%)         (15.95%)           20.94%#
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement                                   1.18%             1.15%            1.21%             1.25%*
------------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                         1.18%             1.15%            1.34%             2.83%*
------------------------------------------------------------------------------------------------------------------------------------
 Investment loss -- net                                           (.55%)            (.29%)           (.02%)            (.07%)*
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                      $45,100           $47,868          $51,305           $24,014
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                             133.57%           172.49%           75.08%            37.25%
------------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.


** Total investment returns exclude insurance-related fees and expenses. If applicable, the Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

 +    Commencement of operations.


++    Amount is less than $.01 per share.


 #    Aggregate total investment return.

##    Based on average shares outstanding.


                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                   7

Details About the Fund [LOGO]

About the Portfolio Management Team


The Fund's portfolio is managed by a
team that includes Robert C. Doll, Jr.
and Milind Sharma. Mr. Doll is primarily responsible for the day-to-day management of the Fund's portfolio.


Robert C. Doll, Jr. has been President
of Fund Asset Management since 2001,
Chief Investment Officer of Fund Asset
Management since 1999, and a Senior Vice
President of Fund Asset Management since
1999. Prior to joining Fund Asset
Management, Mr. Doll was Chief
Investment Officer of OppenheimerFunds,
Inc. in 1999 and an Executive Vice
President thereof from 1991 to 1999.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------


The Fund's investment objective is long term capital growth.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those included, at the time of purchase, in the Russell 1000(R) Index. This is a non-fundamental policy of the Fund and may only be changed with 60 days' prior notice to shareholders. The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000 Index that, in its opinion, are consistent with the Fund's investment objective. The Fund will seek to outperform its benchmark, the Russell 1000(R) Growth Index, by investing in equity securities that the Investment Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.


In selecting securities for the Fund's portfolio from the Fund's benchmark universe, the Investment Adviser uses a proprietary quantitative model. The model employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined -- if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund generally will not hold all the stocks in the Russell 1000(R) Growth Index, and because the Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Fund is not an "index" fund. In seeking to outperform its benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

      o     Relative price-to-earnings and price-to-book ratios


      o     Stability and quality of earnings momentum and growth



8                   MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Milind Sharma has been a Vice President
of Merrill Lynch Investment Managers
since October 1997. Prior to joining
Merrill Lynch Investment Managers, Mr.
Sharma was a Manager of the Risk
Analytics and Research Group with Ernst
& Young, LLP from January 1997 to
October 1997.


ABOUT THE
INVESTMENT ADVISER

Fund Asset Management L.P. is the
Investment Adviser.

      o     Weighted median market capitalization of the Fund's portfolio

      o Allocation among the economic sectors of the Fund's portfolio as compared to the index

      o     Weighted individual stocks within the index


Other Strategies. In addition to the main strategies outlined above, the Fund may use certain other investment strategies.

The Fund may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts, or "ADRs." Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.


The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Current income from dividends and interest will not be an important consideration in selecting portfolio securities.


As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may adversely affect the Fund's ability to meet its investment objective.



                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                   9

[LOGO] Details About the Fund

INVESTMENT RISKS
--------------------------------------------------------------------------------


This section contains a summary discussion of the general risks of investing in the Fund. As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive over any period of time.

Set forth below are the main risks of investing in the Fund:

Market Risk and Selection Risk -- Market risk is the risk that the stock market in one or more countries in which the Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Investing Style Risk -- The Fund follows an investment style that favors growth companies. Historically, growth stocks have performed best during the later stages of an economic expansion. Therefore, a growth investment style may over time go in and out of favor. At times when growth style investing is out of favor, the Fund may underperform other equity funds that use other investment styles.

The Fund may also be subject to certain other risks associated with its investments and investment strategies including:

Borrowing and Leverage Risk -- The Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund's return. Certain securities that the Fund buys may create leverage including, for example, derivatives, when issued securities, forward commitments and options.

Securities Lending -- The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.



10                  MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Foreign Market Risks -- The Fund may invest up to 10% of its total assets in companies located in countries other than the United States. This may expose the Fund to risks associated with foreign investments.

      o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates

      o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions

      o These holdings may be adversely affected by foreign government action

      o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings


Derivatives -- The Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which the Fund uses a derivative to offset the risk that other Fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.


Convertibles -- Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

When Issued, Delayed Delivery Securities and Forward Commitments -- When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued


                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                  11

[LOGO] Details About the Fund

or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities -- Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund will not be able to sell the securities.

Rule 144A Securities -- Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund is discussed in the Appendix which is a part of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.


12                  MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Management of the Fund [LOGO]

Fund Asset Management
--------------------------------------------------------------------------------

Fund Asset Management, L.P., the Fund's Investment Adviser, manages the Fund's investments and its business operations under the overall supervision of the Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Fund.


For the fiscal year ended December 31, 2002, the Investment Adviser received a fee at the annual rate of 0.65% of the Fund's average daily net assets.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $439 billion in investment company and other portfolio assets under management as of February 2003.


The Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure. The directors of the Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Fund to do so.


                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                  13

[LOGO] Management of the Fund

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Investment Adviser -- Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Fund.


Independent Auditors -- Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditor of the Fund.


Accounting Services Provider -- State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services to the Fund.

Custodian -- Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, has been selected as custodian of the Fund.

Transfer and Dividend Disbursing Agent -- Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Fund's transfer agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Legal Counsel -- Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022 is counsel to the Fund.


14                  MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Table of Contents

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------------------

Appendix A

This Appendix constitutes a part of the Prospectus for Class A shares of the Merrill Lynch Large Cap Growth V.I. Fund. For simplicity, this Appendix uses the term "Fund" to refer to the Merrill Lynch Large Cap Growth V.I. Fund and any future series of Mercury V.I. Funds, Inc.

                                                                            Page

[LOGO] YOUR ACCOUNT
--------------------------------------------------------------------------------

Fund Shares ...............................................................  A-3

How to Buy and Sell Shares ................................................  A-3

[LOGO] FOR MORE INFORMATION
--------------------------------------------------------------------------------

Shareholder Reports ...............................................   Back Cover

Statement of Additional Information ...............................   Back Cover


                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Your Account [LOGO]

FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class A shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Each Fund's shares are distributed by FAM Distributors, Inc.

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. Each Fund's Investment Adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this Prospectus refers to Fund shareholders, it is referring to the participating insurance companies.

More than one participating insurance company may invest in each Fund to support either variable life insurance or variable annuity contracts, or both. It is possible that a difference may arise among the interests of the holders of different types of contracts -- for example, if different tax laws apply, or if applicable state insurance law or contract owner instructions prevent a participating insurance company from continuing to invest in a Fund following a change in the Fund's investment policies. The Fund and the participating insurance companies will attempt to monitor events to prevent such differences from arising. If a conflict between participating insurance companies occurs, however, the Fund may be required to take actions that are adverse to the interests of a particular participating insurance company and its contract owners.

Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions relating to Fund shares affect benefits under a contract.


                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                 A-3

[LOGO] Your Account

Net Asset Value -- the market value of
the Fund's total assets after deducting
liabilities, divided by the number of
shares outstanding.

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


Shares are sold and redeemed at their net asset value. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after a purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, those securities may be valued at their fair value. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


A Fund will distribute net investment income and net realized capital gains, if any, at least annually. A Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends from a Fund are reinvested automatically in shares of that Fund at net asset value.


Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires it to satisfy certain conditions relating to the diversification of its assets and the nature and distribution of its income. As long as each Fund is qualified as a regulated investment company, it will not be subject to Federal income tax on the earnings that it distributes to its shareholders. In addition, each Fund intends to limit the type of its shareholders and to meet the standards for diversification of assets as necessary to satisfy the tax rules that apply to the separate accounts that invest in that Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.


A-4                 MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

This section summarizes some of the consequences under current Federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

For information regarding the Federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.



                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                 A-5


Table of Contents

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------------------

Appendix B

This Appendix constitutes a part of the Prospectus for Class B shares of Merrill Lynch Large Cap Growth V.I. Fund. For simplicity, this Appendix uses the term "Fund" to refer to the Merrill Lynch Large Cap Growth V.I. Fund and any future series of Mercury V.I. Funds, Inc.

                                                                            Page

[LOGO] YOUR ACCOUNT
--------------------------------------------------------------------------------

Fund Shares ...............................................................  B-3

How to Buy and Sell Shares ................................................  B-3

[LOGO] FOR MORE INFORMATION
--------------------------------------------------------------------------------

Shareholder Reports ................................................  Back Cover

Statement of Additional Information ................................  Back Cover


                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Your Account [LOGO]

FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class B shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Class B shares of a Fund pay distribution fees of 0.15% each year under a distribution plan that the Fund has adopted under Rule 12b-1. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment. Class B shareholders have no other option. The money from the distribution fees is used to cover the costs of the sale and distribution of the Fund's Class B shares.

Each Fund's shares are distributed by FAM Distributors, Inc.

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. Each Fund's Investment Adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this Prospectus refers to Fund shareholders, it is referring to the participating insurance companies.

More than one participating insurance company may invest in each Fund to support either variable life insurance or variable annuity contracts, or both. It is possible that a difference may arise among the interests of the holders of different types of contracts -- for example, if different tax laws apply, or if applicable state insurance law or contract owner instructions prevent a participating insurance company from continuing to invest in a Fund following a change in the Fund's investment policies. The Fund and the participating insurance companies will attempt to monitor events to prevent such differences from arising. If a conflict between participating insurance companies occurs, however, the Fund may be required to take actions that are adverse to the interests of a particular participating insurance company and its contract owners.


                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                 B-3

[LOGO] Your Account

Net Asset Value -- the market value of
the Fund's total assets after deducting
liabilities, divided by the number of
shares outstanding.

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a contract.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


Shares are sold and redeemed at their net asset value. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after a purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, those securities may be valued at their fair value. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


A Fund will distribute net investment income and net realized capital gains, if any, at least annually. A Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends from a Fund are reinvested automatically in shares of that Fund at net asset value.


Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires it to satisfy certain conditions relating to the diversification of its assets and the


B-4                 MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
nature and distribution of its income. As long as each Fund is qualified as a regulated investment company, it will not be subject to Federal income tax on the earnings that it distributes to its shareholders. In addition, each Fund intends to limit the type of its shareholders and to meet the standards for diversification of assets as necessary to satisfy the tax rules that apply to the separate accounts that invest in that Fund.

Dividends and Interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

This section summarizes some of the consequences under current Federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

For information regarding the Federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.




                    MERRILL LYNCH LARGE CAP GROWTH V.I. FUND                 B-5

[LOGO] For More Information

Shareholder Reports


Additional information about a Fund's
investments is available in the Fund's
Annual and Semi-Annual Reports. In a
Fund's annual report you will find a
discussion of the market conditions and
investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling
1-800-MER-FUND.


Statement of Additional Information

A Fund's Statement of Additional
Information contains further information about the Fund and is incorporated by reference (legally considered to be part of that Fund's prospectus). You may request a free copy by writing the Fund at Mercury V.I. Funds, Inc., P.O. Box
9011, Princeton, New Jersey 08543-9011
or by calling 1-800-MER-FUND.

Each Fund's shares are sold to insurance company separate accounts to support variable annuity and/or variable life insurance contracts. For copies of each Fund's shareholder reports or Statement of Additional Information, contract owners may also contact the insurance company that issued their contract.

Contact the Fund at the telephone number or address indicated above if you have any questions.


Information about each Fund (including
the Statement of Additional Information) can be reviewed and copied at the SEC's
Public Reference Room in Washington,
D.C. Call 1-202-942-8090 for information on the operation of the Public Reference
Room. This information (along with a
Fund's Annual and Semi-Annual Reports,
and other information about the Fund) is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following Email address:
publicinfo@sec.gov, or by writing the
Public Reference Section of the SEC,
Washington, D.C. 20549-0102.


You should rely only on the information
contained in this Prospectus. No one is
authorized to provide you with
information that is different from the
information contained in this
Prospectus.


Investment Company Act File #811-09159.
Code #30116 pm Fvi-0403
(C) Fund Asset Management, L.P.


[LOGO] Merrill Lynch   Investment Managers


Prospectus
May 1, 2003


Merrill Lynch Large Cap Growth V.I. Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the adequacy
of this Prospectus. Any representation
to the contrary is a criminal offense.

www.mlim.ml.com

                       STATEMENT OF ADDITIONAL INFORMATION

                             Merrill Lynch Large Cap
                                Growth V.I. Fund
                           of Mercury V.I. Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                                   ----------


      Merrill Lynch Large Cap Growth V.I. Fund (sometimes hereinafter referred to as a "Fund") is a series of Mercury V.I. Funds, Inc. (the "Corporation" or "Mercury"). The Merrill Lynch Large Cap Growth V.I. Fund is an open-end diversified management investment company. The investment objective of the Merrill Lynch Large Cap Growth V.I. Fund is long-term capital growth. The Merrill Lynch Large Cap Growth V.I. Fund seeks to achieve this objective through investments primarily in a diversified portfolio of equity securities of large cap companies that Fund Management selects from among those included, at the time of purchase, in the Russell 1000(R) Index. There can be no assurance that the investment objective of the Merrill Lynch Large Cap Growth V.I. Fund will be realized. For more information on the Merrill Lynch Large Cap Growth V.I. Fund's investment objective and policies, see "Investment Objective and Policies."


      The Merrill Lynch Large Cap Growth V.I. Fund does not offer its shares to the general public. Shares are sold only to separate accounts established by participating insurance companies (the "Participating Insurance Companies") to fund benefits under variable annuity and/or variable life insurance contracts (the "Contracts"). Certain Participating Insurance Companies may be affiliates of Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"). The rights of Participating Insurance Companies as shareholders of the Merrill Lynch Large Cap Growth V.I. Fund should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has an interest solely in the Contract and not in the shares of the Merrill Lynch Large Cap Growth V.I. Fund. The relevant Contract is described in the prospectus of the Participating Insurance Company that issues the Contract. The prospectus of the Participating Insurance Company that issues the Contract describes the various fees and charges in connection with the separate account and the Contract, and the benefits provided by the Contract. That prospectus also describes the relationship between the Contract and any increases or decreases in the net asset value of shares of the Merrill Lynch Large Cap Growth V.I. Fund and any distributions on such shares. The Participating Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective
Contracts or for such other purposes as is consistent with the respective Contracts. Because shares of the Merrill Lynch Large Cap Growth V.I. Fund will be sold only to the Participating Insurance Companies for the separate accounts, the terms "shareholder" and "shareholders" in this Statement of Additional Information refer to the Participating Insurance Companies.

                                   ----------


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Merrill Lynch Large Cap Growth V.I. Fund, dated May 1, 2003 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission"), and can be obtained, without charge, by calling 1-800-MER-FUND or writing to the Merrill Lynch Large Cap Growth V.I. Fund at the above address. The Prospectus may also be obtained from the Participating Insurance Company that issued your Contract. For information on obtaining the Prospectus from the Participating Insurance Company that issued your Contract, see the separate prospectus describing the Contract. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Merrill Lynch Large Cap Growth V.I. Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 2002 Annual Report. You may request a copy of the Annual Report or the Prospectus at no charge by calling (800) 637-3863 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.


                                   ----------

                Fund Asset Management, L.P. -- Investment Adviser
                      FAM Distributors, Inc. -- Distributor

                                   ----------


       The date of this Statement of Additional Information is May 1, 2003

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Investment Objective and Policies ................................             2
   Insurance Law Restrictions ....................................            12
   Other Considerations ..........................................            12
   Suitability ...................................................            12
   Investment Restrictions .......................................            12
   Portfolio Turnover ............................................            15
General Information Relating to the Merrill Lynch Large Cap
   Growth V.I. Fund ..............................................            15
   Description of Shares .........................................            15
Appendix .........................................................           A-1
Management of the Funds ..........................................           A-2
   Directors and Officers ........................................           A-2
   Compensation of Directors .....................................           A-5
   Management and Advisory Arrangements ..........................           A-5
   Code of Ethics ................................................           A-8
Purchase of Shares ...............................................           A-8
   Distribution Agreements .......................................           A-8
   Distribution Plan .............................................           A-8
Redemption of Shares .............................................           A-9
Portfolio Transactions and Brokerage .............................          A-10
Pricing of Shares ................................................          A-13
   Determination of Net Asset Value ..............................          A-13
Dividends and Taxes ..............................................          A-13
   Dividends .....................................................          A-13
   Taxes .........................................................          A-14
Performance Data .................................................          A-15
General Information ..............................................          A-16
   Independent Auditors ..........................................          A-16
   Accounting Services Provider ..................................          A-16
   Custodian .....................................................          A-16
   Transfer Agent ................................................          A-16
   Legal Counsel .................................................          A-17
   Reports to Shareholders .......................................          A-17
   Additional Information ........................................          A-17
Financial Statements .............................................          A-17
Annex A -- Ratings of Fixed Income Securities ....................     Annex A-1

                       INVESTMENT OBJECTIVE AND POLICIES


      The investment objective of the Merrill Lynch Large Cap Growth V.I. Fund is long-term capital growth. This is a fundamental policy and cannot be changed without approval of a majority of the Fund's outstanding shares as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Merrill Lynch Large Cap Growth V.I. Fund seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. The Merrill Lynch Large Cap Growth V.I. Fund may also invest up to 10% of its assets in equity securities of companies located in countries other than the United States. Reference is made to "Details About the Fund -- How the Merrill Lynch Large Cap Growth V.I. Fund Invests" and "Investment Risks" in the Prospectus for a discussion of the investment objective and policies of, and the risks associated with, an investment in the Merrill Lynch Large Cap Growth V.I. Fund. The Fund is classified as a diversified fund under the Investment Company Act. There can be no guarantee that the Merrill Lynch Large Cap Growth V.I. Fund's investment objective will be realized.


      The Merrill Lynch Large Cap Growth V.I. Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Merrill Lynch Large Cap Growth V.I. Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Merrill Lynch Large Cap Growth V.I. Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Merrill Lynch Large Cap Growth V.I. Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Merrill Lynch Large Cap Growth V.I. Fund's expenses would increase rather than decrease if it converts to this structure. The Directors of the Merrill Lynch Large Cap Growth V.I. Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Merrill Lynch Large Cap Growth V.I. Fund to do so.


      As described in the Prospectus, the Merrill Lynch Large Cap Growth V.I. Fund generally invests primarily in large cap companies, defined as companies that are included at the time of purchase in the Russell 1000(R) Index. This definition of large cap companies may be changed in response to changes in the markets. The Investment Adviser uses a proprietary multi-factor quantitative model to look for companies within the Russell 1000(R) Index that, in the Investment Adviser's opinion, are consistent with the investment objective of the Merrill Lynch Large Cap Growth V.I. Fund.


      The Merrill Lynch Large Cap Growth V.I. Fund seeks to invest in equity securities that the Investment Adviser believes have above average earnings prospects; i.e., are likely to experience consistent earnings growth over time. In seeking to outperform its benchmark, the Russell 1000(R) Growth Index, the Merrill Lynch Large Cap Growth V.I. Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Growth index, as those sectors are defined in the Standard & Poor's 500 Index ("S&P 500"). The Merrill Lynch Large Cap Growth V.I. Fund also anticipates that its individual holdings generally will be allocated so that no individual security held by the Merrill Lynch Large Cap Growth V.I. Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Growth Index by more than 1%, and no security held by the Merrill Lynch Large Cap Growth V.I. Fund is underweighted as compared to its weighting in the Russell 1000(R) Growth Index by more than 2%.

      The Merrill Lynch Large Cap Growth V.I. Fund anticipates that its sector allocations, as a percentage of its common stock investments, to larger capitalized industries generally will be no more than two times that sector's weighting in the Russell 1000(R) Growth Index, while its sector allocations to smaller capitalized industries generally will be no more than three times that sector's weighting in the Russell 1000(R) Growth Index. "Larger" or "smaller" capitalized industries for this purpose will be determined by the relative size of the sector within the Russell 1000(R) Growth Index, with any sector representing approximately 10% or more of the index being considered as a "larger" industry. Notwithstanding these sector allocation guidelines, the Merrill Lynch Large Cap Growth V.I. Fund reserves the right to invest up to 10% of its total assets in any one sector of the Russell 1000(R) Growth Index; however, the Merrill Lynch Large Cap Growth V.I. Fund is not limited to investing only 10% of total assets in any one sector if the sector allocations listed above permit a larger allocation. While the Investment Adviser anticipates that the Merrill Lynch Large Cap Growth V.I. Fund generally will adhere to the targeted parameters described for the Merrill Lynch Large Cap Growth V.I. Fund, the implementation may vary in particular cases, and the Investment Adviser is not required to follow any or all of these parameters in selecting securities at all times. Additionally, the Investment Adviser is not required to sell securities if their value changes and they then fall outside of these parameters.


      Investment emphasis is on equity securities, primarily common stock. Under normal circumstances, the Merrill Lynch Large Cap Growth V.I. Fund invests at least 80% of its net assets in equity securities of large cap companies the Investment Adviser selects from among those included, at the time of purchase, in the Russell 1000(R) Index. For this purpose, net assets include any borrowings for investment purposes. The Merrill Lynch Large Cap Growth V.I. Fund also may invest in securities convertible into common stock, preferred stock, and rights warrants to subscribe for common stock. The Merrill Lynch Large Cap Growth V.I. Fund may invest in U.S. Government debt securities and, to a lesser extent, in non-convertible debt securities rated investment grade by a nationally recognized statistical ratings organization, although it typically will not invest in any debt securities to a significant extent.


      The Merrill Lynch Large Cap Growth V.I. Fund may hold assets in cash or cash equivalents and investment grade, short term securities, including money market securities, in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant or for temporary defensive purposes.

      While it is the policy of the Merrill Lynch Large Cap Growth V.I. Fund generally not to engage in trading for short-term gains, the Investment Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

      The Merrill Lynch Large Cap Growth V.I. Fund may invest in the securities of non-U.S. issuers. To the extent the Merrill Lynch Large Cap Growth V.I. Fund pursues this strategy, it will invest primarily in developed countries in the form of American Depositary Receipts ("ADRs"). The Merrill Lynch Large Cap Growth V.I. Fund, however, may also invest in the securities of non-U.S. issuers in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. However, they would generally be subject to the same risks as the securities into which they may be converted (as more fully described in the Prospectus and below). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The Merrill Lynch Large Cap Growth V.I. Fund may invest in unsponsored ADRs, EDRs and GDRs. The issuers of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.

      The Merrill Lynch Large Cap Growth V.I. Fund's investment objective and policies are described in "Details About the Fund -- How the Fund Invests" in the Prospectus. Certain types of securities in which the Merrill Lynch Large Cap Growth V.I. Fund may invest and certain investment practices that it may employ are discussed more fully below.

Risks of Investing in Foreign Securities


      Foreign Market Risk. The Merrill Lynch Large Cap Growth V.I. Fund may invest in foreign securities as such investments offer the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities traded in the United States. To the extent the Merrill Lynch Large Cap Growth V.I. Fund decides to pursue this strategy it will be subject to special risks not present in U.S. investments that can increase the chances that the Merrill Lynch Large Cap Growth V.I. Fund will lose money. In particular, the Merrill Lynch Large Cap Growth V.I. Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Merrill Lynch Large Cap Growth V.I. Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

      Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Merrill Lynch Large Cap Growth V.I. Fund's ability to purchase or sell foreign securities or transfer the Merrill Lynch Large Cap Growth V.I. Fund's assets or income back into the United States, or otherwise adversely affect the Merrill Lynch Large Cap Growth V.I. Fund's operations. Other foreign market risks may include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, certain investments may be subject to non-U.S. withholding taxes.


Risks Associated with Portfolio Securities

      Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. This risk is minimized to the extent the Merrill Lynch Large Cap Growth V.I. Fund limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.


      Convertible Securities. Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.


      Borrowing and Leverage. The Merrill Lynch Large Cap Growth V.I. Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. The Merrill Lynch Large Cap Growth V.I. Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions.

      The use of leverage by the Merrill Lynch Large Cap Growth V.I. Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Merrill Lynch Large Cap Growth V.I. Fund shares and in the yield on the Merrill Lynch Large Cap Growth V.I. Fund's portfolio. Although the principal of such borrowings will be fixed, the Merrill Lynch Large Cap Growth V.I. Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Merrill Lynch Large Cap Growth V.I. Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Merrill Lynch Large Cap Growth V.I. Fund will have to pay on the borrowings, the Merrill Lynch Large Cap Growth V.I. Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Merrill Lynch Large Cap Growth V.I. Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Merrill Lynch Large Cap Growth V.I. Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

      Certain types of borrowings by the Merrill Lynch Large Cap Growth V.I. Fund may result in the Merrill Lynch Large Cap Growth V.I. Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing the Merrill Lynch Large Cap Growth V.I. Fund's portfolio in accordance with the Merrill Lynch
Large Cap Growth V.I. Fund's investment objective and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Merrill Lynch Large Cap Growth V.I. Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

      The Merrill Lynch Large Cap Growth V.I. Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

      Illiquid or Restricted Securities. The Merrill Lynch Large Cap Growth V.I. Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Merrill Lynch Large Cap Growth V.I. Fund's assets in illiquid securities may restrict the ability of the Merrill Lynch Large Cap Growth V.I. Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Merrill Lynch Large Cap Growth V.I. Fund's operations require cash, such as when the Merrill Lynch Large Cap Growth V.I. Fund redeems shares or pays dividends, and could result in the Merrill Lynch Large Cap Growth V.I. Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

      The Merrill Lynch Large Cap Growth V.I. Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Merrill Lynch Large Cap Growth V.I. Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Merrill Lynch Large Cap Growth V.I. Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Merrill Lynch Large Cap Growth V.I. Fund may be required to bear the expenses of registration. Certain of the Merrill Lynch Large Cap Growth V.I. Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Merrill Lynch Large Cap Growth V.I. Fund may obtain access to material nonpublic information which may restrict the Merrill Lynch Large Cap Growth V.I. Fund's ability to conduct portfolio transactions in such securities.

      144A Securities. The Merrill Lynch Large Cap Growth V.I. Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either freely tradeable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Merrill Lynch Large Cap Growth V.I. Fund's Board. The Board of Directors has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board of
Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board of Directors will carefully monitor the Merrill Lynch Large Cap Growth V.I. Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Merrill Lynch Large Cap Growth V.I. Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

      Securities Lending. The Merrill Lynch Large Cap Growth V.I. Fund may lend securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Merrill Lynch Large Cap Growth V.I. Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Merrill Lynch Large Cap Growth V.I. Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Merrill Lynch Large Cap Growth V.I. Fund receives the income on the loaned securities. Where the Merrill Lynch Large Cap Growth V.I. Fund receives securities as collateral, the Merrill Lynch Large Cap Growth V.I. Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Merrill Lynch Large Cap Growth V.I. Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Merrill Lynch Large Cap Growth V.I. Fund's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Merrill Lynch Large Cap Growth V.I. Fund is obligated to return the collateral to the borrower at the termination of the loan. The Merrill Lynch Large Cap Growth V.I. Fund could suffer a loss in the event the Merrill Lynch Large Cap Growth V.I. Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Merrill Lynch Large Cap Growth V.I. Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Merrill Lynch Large Cap Growth V.I. Fund could also experience delays and costs in gaining access to the collateral. The Merrill Lynch Large Cap Growth V.I. Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. The Corporation has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") or its affiliates and to retain an affiliate of the Corporation as lending agent. See "Portfolio Transactions and Brokerage."


      Repurchase Agreements. The Merrill Lynch Large Cap Growth V.I. Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Merrill Lynch Large Cap Growth V.I. Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Merrill Lynch Large Cap Growth V.I. Fund's return may be affected by currency fluctuations. The Merrill Lynch Large Cap Growth V.I. Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Merrill Lynch Large Cap Growth V.I. Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Merrill Lynch Large Cap Growth V.I. Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Merrill Lynch Large Cap Growth V.I. Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Merrill Lynch Large Cap Growth V.I. Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Merrill Lynch Large Cap Growth V.I. Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

      Warrants. The Merrill Lynch Large Cap Growth V.I. Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Merrill Lynch Large Cap Growth V.I. Fund a shareholder of the underlying stock. The warrant holder has no right to dividends on the underlying stock or to vote the underlying common stock. A warrant does not carry any right to the assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

      When  Issued   Securities,   Delayed   Delivery   Securities  and  Forward
Commitments. The Merrill Lynch Large Cap Growth V.I. Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The

Merrill Lynch Large Cap Growth V.I. Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by the Merrill Lynch Large Cap Growth V.I. Fund at an established price with payment and delivery taking place in the future. The Merrill Lynch Large Cap Growth V.I. Fund enters into these transactions to obtain what is considered an advantageous price to the Merrill Lynch Large Cap Growth V.I. Fund at the time of entering into the transaction. The Merrill Lynch Large Cap Growth V.I. Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Merrill Lynch Large Cap Growth V.I. Fund purchases securities in these transactions, the Merrill Lynch Large Cap Growth V.I. Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S Government securities or other liquid securities in an amount equal to the amount of its commitments in such purchase transactions.

      There can be no assurance that a security purchased on a when issued basis will be issued, or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Merrill Lynch Large Cap Growth V.I. Fund's purchase price. The Merrill Lynch Large Cap Growth V.I. Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

      Standby  Commitment  Agreements.  The Merrill  Lynch Large Cap Growth V.I.
Fund may enter into standby commitment agreements. These agreements commit the Merrill Lynch Large Cap Growth V.I. Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Merrill Lynch Large Cap Growth V.I. Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Merrill Lynch Large Cap Growth V.I. Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Merrill Lynch Large Cap Growth V.I. Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Merrill Lynch Large Cap Growth V.I. Fund. The Merrill Lynch Large Cap Growth V.I. Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Merrill Lynch Large Cap Growth V.I. Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

      There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Merrill Lynch Large Cap Growth V.I. Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Merrill Lynch Large Cap Growth V.I. Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.


      Initial Public Offering Risk. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and the Merrill Lynch Large Cap Growth V.I. Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

      Investment  in Other  Investment  Companies.  The Merrill  Lynch Large Cap
Growth V.I. Fund may invest in other investment companies whose investment objectives and policies are consistent with those of the Fund. In accordance with the Investment Company Act, the Merrill Lynch Large Cap Growth V.I. Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act, the Merrill Lynch Large Cap Growth V.I. Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Merrill Lynch Large Cap Growth V.I. Fund's total assets may be invested in securities of any investment company. The Merrill Lynch Large Cap Growth V.I. Fund received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided, however, that in all cases the Merrill Lynch Large Cap Growth V.I. Fund's aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Merrill Lynch Large Cap Growth V.I. Fund's total assets at any time. If the Merrill Lynch Large Cap Growth V.I. Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Merrill Lynch Large Cap Growth V.I. Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by the Merrill Lynch Large Cap Growth V.I. Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.


Derivatives

      The Merrill Lynch Large Cap Growth V.I. Fund may use instruments referred to as Derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the Russell 1000(R) Index, Standard & Poor's 500 Index or the prime lending rate). Derivatives allow the Merrill Lynch Large Cap Growth V.I. Fund to increase or decrease the level of risk to which the Merrill Lynch Large Cap Growth V.I. Fund is exposed more quickly and efficiently than transactions in other types of instruments.


      Hedging. The Merrill Lynch Large Cap Growth V.I. Fund may use Derivatives for hedging purposes. Hedging is a strategy in which a Derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Merrill Lynch Large Cap Growth V.I. Fund or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by the Merrill Lynch Large Cap Growth V.I. Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. This risk is known as "correlation risk." The Merrill Lynch Large Cap Growth V.I. Fund is not required to use hedging and may choose not to do so.


      The  Merrill  Lynch  Large  Cap  Growth  V.I.  Fund  may  use   Derivative
instruments and trading strategies including the following:

      Indexed Securities. The Merrill Lynch Large Cap Growth V.I. Fund may invest in securities the potential return of which is based on an index. As an illustration, the Merrill Lynch Large Cap Growth V.I. Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. The Merrill Lynch Large Cap Growth V.I. Fund may also invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. If the Merrill Lynch Large Cap Growth V.I. Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Indexed securities involve credit risk, and certain indexed securities may involve leverage risk and liquidity risk. The Merrill Lynch Large Cap Growth V.I. Fund may invest in indexed securities for hedging purposes only. When used for hedging purposes, indexed securities involve correlation risk.

Options on Securities and Securities Indices

      Purchasing Put Options. The Merrill Lynch Large Cap Growth V.I. Fund may purchase put options on securities held in its portfolio or on securities or interest rate indices that are correlated with securities held in its portfolio. When the Merrill Lynch Large Cap Growth V.I. Fund purchases a put option, in consideration for an up front payment (the "option premium") the Merrill Lynch Large Cap Growth V.I. Fund acquires a right to sell to another party specified securities owned by the Merrill Lynch Large Cap Growth V.I. Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Merrill Lynch Large Cap Growth V.I. Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Merrill Lynch Large Cap Growth V.I. Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk.

      Purchasing Call Options. The Merrill Lynch Large Cap Growth V.I. Fund may also purchase call options on securities it intends to purchase or securities or interest rate indices that are correlated with the types of securities it intends to purchase. When the Merrill Lynch Large Cap Growth V.I. Fund purchases a call option, in consideration for the option premium the Merrill Lynch Large Cap Growth V.I. Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Merrill Lynch Large Cap Growth V.I. Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Merrill Lynch Large Cap Growth V.I. Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Merrill Lynch Large Cap Growth V.I. Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Merrill Lynch Large Cap Growth V.I. Fund determines not to purchase a security underlying a call option, however, the Merrill Lynch Large Cap Growth V.I. Fund may lose the entire option premium. Purchasing a call option involves correlation risk, and may also involve liquidity and credit risk.

      The Merrill Lynch Large Cap Growth V.I. Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

      Writing Call Options. The Merrill Lynch Large Cap Growth V.I. Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When the Merrill Lynch Large Cap Growth V.I. Fund writes a call option, in return for an option premium, the Merrill Lynch Large Cap Growth V.I. Fund gives another party the right to buy specified securities owned by the Merrill Lynch Large Cap Growth V.I. Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Merrill Lynch Large Cap Growth V.I. Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Merrill Lynch Large Cap Growth V.I. Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Merrill Lynch Large Cap Growth V.I. Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Merrill Lynch Large Cap Growth V.I. Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk.

      Writing Put Options. The Merrill Lynch Large Cap Growth V.I. Fund may also write put options on securities or securities indices. When the Merrill Lynch Large Cap Growth V.I. Fund writes a put option, in return for an option premium the Merrill Lynch Large Cap Growth V.I. Fund gives another party the right to sell to the Merrill Lynch Large Cap Growth V.I. Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Merrill Lynch Large Cap Growth V.I. Fund may write put options to earn income through the receipt of option premiums. In the event the party to which the Merrill Lynch Large Cap Growth V.I. Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Merrill Lynch Large Cap Growth V.I. Fund will profit by the amount of the option premium. By writing a put option, however, the Merrill Lynch Large Cap Growth V.I. Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Merrill Lynch Large Cap Growth V.I. Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Merrill Lynch Large Cap Growth V.I. Fund for writing the put option. The Merrill Lynch Large Cap Growth V.I. Fund will write a put option on a security or a securities index only if the Merrill Lynch Large Cap Growth V.I. Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread"). Writing a put option may involve substantial leverage risk.

      The Merrill Lynch Large Cap Growth V.I. Fund is also authorized to sell put or call options in connection with closing out call or put options it has previously purchased.

      Other than with respect to closing transactions, the Merrill Lynch Large Cap Growth V.I. Fund will write only call or put options that are "covered." A call or put option will be considered covered if the Merrill Lynch Large Cap Growth V.I. Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will also be considered covered if the Merrill Lynch Large Cap Growth V.I. Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

      Types of Options. The Merrill Lynch Large Cap Growth V.I. Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Futures

      The Merrill Lynch Large Cap Growth V.I. Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Merrill Lynch Large Cap Growth V.I. Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Merrill Lynch Large Cap Growth V.I. Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

      The sale of a futures contract limits the Merrill Lynch Large Cap Growth V.I. Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Merrill Lynch Large Cap Growth V.I. Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

      The purchase of a futures contract may protect the Merrill Lynch Large Cap Growth V.I. Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Merrill Lynch Large Cap Growth V.I. Fund was attempting to identify specific securities in which to invest in a market the Merrill Lynch Large Cap Growth V.I. Fund believes to be attractive. In the event that such securities decline in value or the Merrill Lynch Large Cap Growth V.I. Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Merrill Lynch Large Cap Growth V.I. Fund may realize a loss relating to the futures position.

      The Merrill Lynch Large Cap Growth V.I. Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Merrill Lynch Large Cap Growth V.I. Fund will further limit transactions in futures and options on futures to the extent necessary to prevent that Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

Risk Factors in Derivatives

      Derivatives are volatile and involve significant risks, including:

      o Credit Risk -- the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to the Merrill Lynch Large Cap Growth V.I. Fund.

      o Currency Risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      o Leverage Risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      o Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivatives moves more or less than the value of the hedged instruments, the Merrill Lynch Large Cap Growth V.I. Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

      The Merrill Lynch Large Cap Growth V.I. Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Merrill Lynch Large Cap Growth V.I. Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

      Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Merrill Lynch Large Cap Growth V.I. Fund to potential losses, which exceed the amount originally invested by the Merrill Lynch Large Cap Growth V.I. Fund. When the Merrill Lynch Large Cap Growth V.I. Fund engages in such a transaction, the Merrill Lynch Large Cap Growth V.I. Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Merrill Lynch Large Cap Growth V.I. Fund's exposure, on a marked-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Merrill Lynch Large Cap Growth V.I. Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Merrill Lynch Large Cap Growth V.I. Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

      Certain Derivatives traded in OTC markets, including indexed securities, and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Merrill Lynch Large Cap Growth V.I. Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Merrill Lynch Large Cap Growth V.I. Fund to ascertain a market value for such instruments. The Merrill Lynch Large Cap Growth V.I. Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Merrill Lynch Large Cap Growth V.I. Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

      Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Merrill Lynch Large Cap Growth V.I. Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Merrill Lynch Large Cap Growth V.I. Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Merrill Lynch Large Cap Growth V.I. Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Merrill Lynch Large Cap Growth V.I. Fund with a third-party guaranty or other credit enhancement.

      Other Special Considerations. The Merrill Lynch Large Cap Growth V.I. Fund may, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the Merrill Lynch Large Cap Growth V.I. Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the Merrill Lynch Large Cap Growth V.I. Fund and may reduce the level of current income.


Insurance Law Restrictions


      In order for shares of the Merrill Lynch Large Cap Growth V.I. Fund to remain eligible investments for the separate accounts of Participating Insurance Companies, it may be necessary, from time to time, for the Merrill Lynch Large Cap Growth V.I. Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

      The New York insurance law requires that investments of the Merrill Lynch Large Cap Growth V.I. Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of the Merrill Lynch Large Cap Growth V.I. Fund.

Other Considerations

      The Investment Adviser will use its best efforts to assure that the Merrill Lynch Large Cap Growth V.I. Fund complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of the Merrill Lynch Large Cap Growth V.I. Fund to achieve its investment objective.


Suitability

      The economic benefit of an investment in the Merrill Lynch Large Cap Growth V.I. Fund depends upon many factors beyond the control of the Merrill Lynch Large Cap Growth V.I. Fund, the Corporation, the Investment Adviser and its affiliates. The Merrill Lynch Large Cap Growth V.I. Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in the Merrill Lynch Large Cap Growth V.I. Fund will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in securities, including the risk of loss of principal.


Investment Restrictions


      The Corporation has adopted the following restrictions and policies relating to the investment of the Merrill Lynch Large Cap Growth V.I. Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to the Merrill Lynch Large Cap Growth V.I. Fund without the approval of the holders of a majority of the Merrill Lynch Large Cap Growth V.I. Fund's outstanding voting securities (which for this purpose and under the Investment Company Act), means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Merrill Lynch Large Cap Growth V.I. Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Merrill Lynch Large Cap Growth V.I. Fund may not:


            1. Make any investment inconsistent with the Merrill Lynch Large Cap Growth V.I. Fund's classification as a diversified company under the Investment Company Act.

            2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

            3. Make investments for the purpose of exercising control or management. Investments by the Merrill Lynch Large Cap Growth V.I. Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

            4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Merrill Lynch Large Cap Growth V.I. Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

            5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Merrill Lynch Large Cap Growth V.I. Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Merrill Lynch Large Cap Growth V.I. Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

            6. Issue senior securities to the extent such issuance would violate applicable law.

            7. Borrow money, except that (i) the Merrill Lynch Large Cap Growth V.I. Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Merrill Lynch Large Cap Growth V.I. Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Merrill Lynch Large Cap Growth V.I. Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Merrill Lynch Large Cap Growth V.I. Fund may purchase securities on margin to the extent permitted by applicable law. The Merrill Lynch Large Cap Growth V.I. Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Merrill Lynch Large Cap Growth V.I. Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

            8. Underwrite securities of other issuers except insofar as the Merrill Lynch Large Cap Growth V.I. Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

            9. Purchase or sell commodities or contracts on commodities, except to the extent that the Merrill Lynch Large Cap Growth V.I. Fund may do so in accordance with applicable law and the Merrill Lynch Large Cap Growth V.I. Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

      In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Merrill Lynch Large Cap Growth V.I. Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Merrill Lynch Large Cap Growth V.I. Fund may not:

            (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Merrill Lynch Large Cap Growth V.I. Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or
      (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Merrill Lynch Large Cap Growth V.I. Fund's shares are owned by another investment company that is part of the same group of investment companies as the Merrill Lynch Large Cap Growth V.I. Fund.

            (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Merrill Lynch Large Cap Growth V.I. Fund currently does not intend to engage in short sales, except short sales "against the box."

            (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors of the Corporation are not subject to the limitations set forth in this investment restriction.

            (d) Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Merrill Lynch Large Cap Growth V.I. Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3%

      (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Merrill Lynch Large Cap Growth V.I. Fund from purchasing securities on margin. The deposit or payment by the Merrill Lynch Large Cap Growth V.I. Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Merrill Lynch Large Cap Growth V.I. Fund. Such leveraging or borrowing increases the Merrill Lynch Large Cap Growth V.I. Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. The Merrill Lynch Large Cap Growth V.I. Fund will not purchase securities while borrowing exceeds 5% of its total assets.


            (e) Change its policy to invest at least 80% of the Merrill Lynch Large Cap Growth V.I. Fund's assets in securities of large cap companies as defined in the Prospectus without providing shareholders at least 60 days prior written notice.


      If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.


      For purposes of investment restriction 2 above, industry means any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Merrill Lynch Large Cap Growth V.I. Fund management.


      The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation has adopted an investment policy pursuant to which the Merrill Lynch Large Cap Growth V.I. Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Merrill Lynch Large Cap Growth V.I. Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Merrill Lynch Large Cap Growth V.I. Fund and margin deposits on the Merrill Lynch Large Cap Growth V.I. Fund's existing OTC options on futures contracts exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Merrill Lynch Large Cap Growth V.I. Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by the Merrill Lynch Large Cap Growth V.I. Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Merrill Lynch Large Cap Growth V.I. Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Merrill Lynch Large Cap Growth V.I. Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the
option  is  "in-the-money"   (i.e.,  current  market  value  of  the  underlying
securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Merrill Lynch Large Cap Growth V.I. Fund and may be amended by the Directors without the approval of the shareholders. However, the Merrill Lynch Large Cap Growth V.I. Fund will not change or modify this policy prior to the change or modification by the Commission staff of its position. In addition, as a non-fundamental policy that may be changed by the Board of Directors and to the extent required by the Commission or its staff, the Merrill Lynch Large Cap Growth V.I. Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.


      The Merrill Lynch Large Cap Growth V.I. Fund's investments will be limited in order to allow the Merrill Lynch Large Cap Growth V.I. Fund to qualify as a "regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends and Taxes -- Taxes." To qualify, among other requirements, the Merrill Lynch Large Cap Growth V.I. Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Merrill Lynch Large Cap Growth V.I. Fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Merrill Lynch Large Cap Growth V.I. Fund will not own more than 10% of the outstanding voting securities of a single issuer. Foreign government securities are not exempt from the diversification requirements of the Code and the securities of each government issuer or agency are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Directors of the Merrill Lynch Large Cap Growth V.I. Fund to the extent necessary to comply with changes to the Federal tax requirements. The Merrill Lynch Large Cap Growth V.I. Fund is "diversified" under the Investment Company Act and must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

Portfolio Turnover


      The Investment Adviser will effect portfolio transactions without regard to the time the securities have been held, if, in its judgment such transaction are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, financial or economic conditions. As a result of its investment policies, the Merrill Lynch Large Cap Growth V.I. Fund may engage in a substantial number of portfolio transactions. Accordingly, while the Merrill Lynch large Cap Growth V.I. Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is extremely difficult to predict portfolio turnover rates with any degree of accuracy. The portfolio turnover rate is calculated by dividing the lesser of the Merrill Lynch Large Cap Growth V.I. Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S.
Government securities and all other securities with maturities at the time of acquisition of one year or less) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate may result in negative tax consequences, such as an increase in capital gain dividends. See "Dividends and Taxes -- Taxes" in Appendix A. High portfolio turnover may also involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Merrill Lynch Large Cap Growth V.I. Fund.


                   GENERAL INFORMATION RELATING TO THE merrill
                        LYNCH LARGE CAP GROWTH V.I. FUND

Description of Shares

      The Corporation is a Maryland corporation incorporated on December 7, 1998. On February 9, 2001, the Corporation changed its name from Mercury Asset Management V.I. Funds, Inc. to Mercury V.I. Funds, Inc., and its series Mercury V.I. U.S. Large Cap Fund changed its name to Merrill Lynch Large Cap Growth Focus Fund. In April 2002, the Merrill Lynch Large Cap Growth Focus Fund series of the Corporation changed its name to Merrill Lynch Large Cap Growth V.I. Fund. At the date of this Statement of Additional Information the Corporation has an authorized capital of 800,000,000 shares of Common Stock, par value $.0001, divided into 200,000,000 shares of each of Class A and Class B shares for each of its series. As of the date of this Statement of Additional Information, there are no Class B shareholders.

      Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of directors of the Corporation (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, except that Class B shareholders, whose shares bear distribution expenses as provided below, shall have exclusive voting rights with respect to matters relating to such distribution expenditures. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a director.

      There normally will be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by the shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the directors shall continue to hold office and appoint successor directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares issued are fully-paid and non-assessable by the Corporation or the Merrill Lynch Large Cap Growth V.I. Fund.

                            MERCURY V.I. FUNDS, INC.
                                    APPENDIX

      This Appendix constitutes a part of the Statement of Additional Information for the Class A and Class B shares of Merrill Lynch Large Cap Growth V.I. Fund (hereinafter referred to as "Merrill Lynch Large Cap Growth V.I. Fund"). This Appendix uses the term "Fund" to refer to the Merrill Lynch Large Cap Growth V.I. Fund and any future series of Mercury V.I. Funds.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Management of the Funds ......................................               A-2
  Directors and Officers .....................................               A-2
  Compensation of Directors ..................................               A-5
  Management and Advisory Arrangements .......................               A-5
  Code of Ethics .............................................               A-8
Purchase of Shares ...........................................               A-8
  Distribution Agreements ....................................               A-8
  Distribution Plan ..........................................               A-8
Redemption of Shares .........................................               A-9
Portfolio Transactions and Brokerage .........................              A-10
Pricing of Shares ............................................              A-13
  Determination of Net Asset Value ...........................              A-13
Dividends and Taxes ..........................................              A-13
  Dividends ..................................................              A-13
  Taxes ......................................................              A-14
Performance Data .............................................              A-15
General Information ..........................................              A-16
  Independent Auditors .......................................              A-16
  Accounting Services Provider ...............................              A-16
  Custodian ..................................................              A-16
  Transfer Agent .............................................              A-16
  Legal Counsel ..............................................              A-17
  Reports to Shareholders ....................................              A-17
  Additional Information .....................................              A-17
Financial Statements .........................................              A-17
Annex A -- Ratings of Fixed Income Securities ................         Annex A-1

                            MANAGEMENT OF THE FUNDS

Directors and Officers


      The Board of Directors of the Corporation consists of seven individuals, six of whom are not "interested persons" of the Corporation as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

      Each non-interested Director is a member of the Fund's Audit and Nominating Committee (the "Committee"). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Fund's independent accountants, including the resolution of disagreements regarding financial reporting between Fund management and such independent accountants. The Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Fund; (ii) discuss with the independent accountants certain matters relating to the Fund's financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund's independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Fund's accounting and financial reporting policies and practices and internal controls and Fund management's responses thereto. The Board of the Fund has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Directors. The Committee generally will not consider nominees recommended by shareholders. The Committee has retained independent legal counsel to assist it in connection with these duties. The Committee met four times during the fiscal year ended December 31, 2002.

      Biographical Information. Certain biographical and other information relating to the non-interested Directors of the Corporation is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser, and its affiliate Merrill Lynch Investment Managers L.P. ("MLIM") ("MLIM/FAM-advised funds"), and other public directorships:

                                                                                              Number of
                                            Term of                                           MLIM/FAM-
                            Position(s)   Office** and                                      Advised Funds
  Name, Address* and Age     Held with     Length of         Principal Occupation(s)        and Portfolios      Public
        of Director          the Fund     Time Served        During Past Five Years            Overseen      Directorships
  ----------------------    -----------   -------------      -----------------------        --------------   -------------
David O. Beim (62)           Director     Director since   Professor of Finance and          8 registered      None
                                          1998             Economics at the Columbia         investment
                                                           University Graduate School of     companies
                                                           Business since 1991; Chairman     consisting of
                                                           of Outward Bound U.S.A. since     15 portfolios
                                                           1997; Chairman of Wave Hill,
                                                           Inc. since 1980.

James T. Flynn (63)          Director     Director since   Chief Financial Officer of        8 registered      UnumProvident
                                          1998             J.P. Morgan & Co. Inc. from       investment        Corporation
                                                           1990 to 1995 and an employee      companies         (insurance products);
                                                           of J.P. Morgan in various         consisting of     Newell
                                                           capacities from 1967 to 1995.     15 portfolios     Rubbermaid Inc.
                                                                                                               (manufacturing)

Todd Goodwin (71)            Director     Director since   General Partner of Gibbons,       8 registered      None
                                          2002             Goodwin, van Amerongen            investment
                                                           (investment banking firm)         companies
                                                           since 1984; Director of Johns     consisting of
                                                           Manville Corporation (building    15 portfolios
                                                           materials).

                                                                                              Number of
                                            Term of                                           MLIM/FAM-
                            Position(s)   Office** and                                      Advised Funds
  Name, Address* and Age     Held with     Length of         Principal Occupation(s)        and Portfolios      Public
        of Director          the Fund     Time Served        During Past Five Years            Overseen      Directorships
  ----------------------    -----------   -------------      -----------------------        --------------   -------------
George W. Holbrook, Jr.      Director     Director since   Managing Partner of Bradley       8 registered      Thoratec
(71)                                      2002             Resources Company (private        investment        Corporation
                                                           investment company) and           companies
                                                           associated with that firm and     consisting of
                                                           its predecessors since 1953;      15 portfolios
                                                           Director of Thoratec
                                                           Laboratories Corporation
                                                           (medical device
                                                           manufacturers).

W. Carl Kester (51)          Director     Director since   Industrial Bank of Japan          8 registered      None
                                          1998             Professor of Finance, Senior      investment
                                                           Associate Dean and Chairman of    companies
                                                           the MBA Program of Harvard        consisting of
                                                           University Graduate School of     15 portfolios
                                                           Business Administration since
                                                           1999; James R. Williston
                                                           Professor of Business
                                                           Administration of Harvard
                                                           University Graduate School of
                                                           Business from 1997 to 1999;
                                                           MBA Class of 1958 Professor of
                                                           Business Administration of
                                                           Harvard University Graduate
                                                           School of Business
                                                           Administration from 1981 to
                                                           1997; Independent Consultant
                                                           since 1978.

Karen P. Robards (53)        Director     Director since   President of Robards &            8 registered      None
                                          1998             Company, a financial advisory     investment
                                                           firm, since 1987; formerly an     companies
                                                           investment banker with Morgan     consisting of
                                                           Stanley for more than ten         15 portfolios
                                                           years; Director of Enable
                                                           Medical Corp. since 1996;
                                                           Director of AtriCure, Inc.
                                                           since 2000; Director of
                                                           CineMuse Inc. from 1996 to
                                                           2000; Director of the Cooke
                                                           Center for Learning and
                                                           Development, a not-for-profit
                                                           organization, since 1987.

----------
 * The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.

** Each Director serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Corporation's by-laws, charter or by statute.

      Certain biographical and other information relating to the Director who is an officer and "interested person" of the Corporation as defined in the Investment Company Act (the "interested Director") and to the other officers of the Corporation is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of MLIM/FAM-advised funds and portfolios overseen and public directorships held:

                                                                                             Number of
                                            Term of                                          MLIM/FAM-
                            Position(s)   Office*** and                                   Advised Funds
                             Held with      Length of        Principal Occupation(s)       and Portfolios       Public
Name, Address* and Age        the Fund     Time Served       During Past Five Years          Overseen        Directorships
----------------------      -----------   --------------     -----------------------      ---------------     -------------
Terry K. Glenn  (62)**       President    President        President and Chairman of the     117 registered    None
                             and          and              MLIM/FAM-advised funds since      investment
                             Director     Director****     1999; Chairman (Americas          companies
                                          since 1999       Region) of MLIM from 2000 to      consisting of
                                                           2002; Executive Vice President    161 portfolios
                                                           of MLIM and FAM (which terms
                                                           as used herein include their
                                                           corporate predecessors) from
                                                           1983 to 2002; President of FAM
                                                           Distributors, Inc. ("FAMD" or
                                                           the "Distributor") from 1986
                                                           to 2002 and Director thereof
                                                           from 1991 to 2002; Executive
                                                           Vice President and Director of
                                                           Princeton Services, Inc.
                                                           ("Princeton Services") from
                                                           1993 to 2002; President of
                                                           Princeton Administrators, L.P.
                                                           from 1988 to 2002; Director of
                                                           Financial Data Services, Inc.
                                                           from 1985 to 2002.

Robert C. Doll, Jr. (47)     Senior Vice  Senior Vice      President of MLIM and FAM         45 registered     None
                             President    President        since 2001; Co-Head (Americas     investment
                                          since 1999       Region) thereof from 2000 to      companies
                                                           2001 and Senior Vice President    consisting of
                                                           thereof from 1999 to 2001;        69 portfolios
                                                           Director of Princeton
                                                           Services; Chief Investment
                                                           Officer of Oppenheimer Funds,
                                                           Inc. in 1999 and Executive
                                                           Vice President thereof from
                                                           1991 to 1999.

Donald C. Burke (41)         Vice         Vice             First Vice President of MLIM      116 registered    None
                             President    President        and FAM since 1997 and the        investment
                             and          since 1998       Treasurer thereof since 1999;     companies
                             Treasurer    and              Senior Vice President and         consisting of
                                          Treasurer        Treasurer of Princeton            160 portfolios
                                          since 1999       Services since 1999; Vice
                                                           President of FAMD since 1999;
                                                           Vice President of MLIM from
                                                           1990 to 1997; Director of
                                                           Taxation of MLIM since 1990.

Susan B. Baker (44)          Secretary    Secretary        Director (Legal Advisory) of      37 registered     None
                                          since 2002       MLIM since 1999; Vice             investment
                                                           President of MLIM from 1993       companies
                                                           to 1999; attorney associated      consisting of
                                                           with MLIM since 1987.             44 portfolios


----------
   * The address for each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  ** Mr. Glenn is an "interested person," as defined in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P.

 *** Elected by and serves at the pleasure of the Board of Directors of the Corporation.

**** As a Director Mr. Glenn serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until earlier of his death, resignation, or removal as provided in the Corporation's by-laws, charter or by statute.

      Share Ownership. Information relating to each Director's share ownership in the Merrill Lynch Large Cap Growth V.I. Fund and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Director ("Supervised Merrill Lynch Funds") as of December 31, 2002 is set forth in the chart below.

                                                              Aggregate Dollar
                                  Aggregate Dollar Range          Range of
                                     of Equity in the        Securities in All
                                  Merrill Lynch Large Cap   Supervised Merrill
Name                                 Growth V.I. Fund           Lynch Funds
----                              -----------------------   --------------------
Interested Director:
   Terry K. Glenn .............            None                Over $100,000
Non-Interested Directors:
   David O. Beim ..............            None                None
   James T. Flynn .............            None                Over $100,000
   Todd Goodwin ...............            None                None
   George W. Holbrook, Jr. ....            None                None
   W. Carl Kester .............            None                $10,001-$50,000
   Karen P. Robards ...........            None                $50,001-$100,000

      As of April 4, 2003, the Directors and officers as a group owned an aggregate of less than 1% of the Merrill Lynch Large Cap Growth V.I. Fund's outstanding shares. As of December 31, 2002, none of the non-interested Directors of the Merrill Lynch Large Cap Growth V.I. Fund or their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. ("ML & Co.")


Compensation of Directors


      For the fiscal year ended November 30, 2003, each non-interested Director will receive an aggregate annual retainer of $80,000 for his or her services to MLIM/FAM-advised funds, including the Corporation. The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based on the relative net assets of each such fund. In addition, each non-interested Director receives a fee per in person Board meeting attended and per in person Committee meeting attended. The annual per meeting fees paid to each non-interested Director aggregate $30,000 for all MLIM/FAM-advised funds for which that Director serves and are allocated equally among those funds.

      The following table shows the compensation earned by the non-interested Directors for the Fund's fiscal year ended December 31, 2002 and the aggregate compensation paid to them by all MLIM/FAM-advised funds, for the calendar year ended December 31, 2002.

                                                                    Total
                                               Pension or       Compensation
                                               Retirement         From Fund
                                                Benefits           and all
                                 Aggregate     Accrued as          MLIM/FAM
                               Compensation   Part of Funds        -Advised
Name of Director                from Funds      Expenses           Funds(1)
----------------               ------------   -------------     ------------
David O. Beim ...............     $6,000           None            $48,500
James T. Flynn ..............     $5,500           None            $79,500
Todd Goodwin* ...............     $1,500           None            $56,500
George W. Holbrook, Jr.* ....     $1,500           None            $56,500
W. Carl Kester ..............     $6,000           None            $83,500
Karen P. Robards ............     $6,000           None            $48,500

----------
*     Elected Director on September 1, 2002.

(1) For the number of MLIM/FAM-advised funds from which each Director received compensation, see the table beginning on p. A-2.


Management and Advisory Arrangements


      Investment Advisory Services. The Investment Adviser provides the Fund with investment advisory and management services. Subject to the supervision of the Directors, the Investment Adviser is responsible for the actual management of the Fund's portfolio and reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides office space, facilities, equipment and necessary personnel for management of the Fund.

      Investment Advisory Fees. The Corporation on behalf of the Merrill Lynch Large Cap Growth V.I. Fund has entered into an investment advisory agreement with FAM as Investment Adviser (the "Investment Advisory Agreement") pursuant to which the Investment Adviser receives for its services to the Merrill Lynch Large Cap Growth V.I. Fund monthly compensation at the annual rate of 0.65% of the average daily net assets of the Merrill Lynch Large Cap Growth V.I. Fund. Prior to April 23, 2001, Merrill Lynch Investment Managers International Limited ("MLIMIL"), an affiliate of FAM, served as the investment adviser of Merrill Lynch Large Cap Growth V.I. Fund. The table below sets forth information about the total investment advisory fees paid to FAM and MLIMIL by the Merrill Lynch Large Cap Growth V.I. Fund for the periods indicated.


                                                    Investment        Amount
Fiscal year ended December 31,                     Advisory Fee       Waived*
------------------------------                     ------------      --------
2002 .........................................       $299,330        $   161
2001 .........................................       $314,268        $     0
2000 .........................................       $269,773        $50,562


----------
* With respect to each class of the Fund's shares, the Investment Adviser has entered into a contractual arrangement with the Fund to assure that expenses incurred by Class A shares will not exceed 1.25% and expenses incurred by Class B shares will not exceed 1.40% (exclusive of distribution fees). The arrangement has a one-year term and is renewable.

      Payment of Fund Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Investment Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all officers and Directors who are affiliated persons of the Investment Adviser or any sub-adviser. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Fund and the Corporation (except to the extent paid by Participating Insurance Companies), including, among other things: taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the prospectus and statement of additional information, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or foreign laws, fees and actual out-of-pocket expenses of non-interested Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or any Fund. Certain accounting services are provided for the Corporation by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Corporation. The Corporation pays a fee for these services. In addition, the Corporation reimburses the Investment Adviser for certain additional accounting services. The Participating Insurance Companies will pay certain of the expenses of a Fund incurred in connection with the offering of shares of the Fund. Certain expenses will be financed by a Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans" below.


      Organization of the Investment Adviser. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM, an affiliate of MLIM, is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, the partners of FAM, are "controlling persons" of FAM as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

      The Investment Adviser has entered into administrative services agreements with certain Participating Insurance Companies, including Participating Insurance Companies that may be affiliates of the Investment Adviser, pursuant to which the Investment Adviser compensates such Participating Insurance Companies for administrative responsibilities relating to the Corporation which are performed by such Participating Insurance Companies.


      Duration and Termination. Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect from year to year if approved annually (a) by the Directors of the Corporation or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors of the Corporation who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and will automatically terminate in the event of an assignment. In addition, such contract may be terminated with respect to the Fund by the vote of a majority of the outstanding voting securities of such Fund, or by the Investment Adviser without penalty on 60 days' written notice to the other party, or by vote of the shareholders of the Fund.

      In connection with its consideration of the Investment Advisory Agreement, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Merrill Lynch Large Cap Growth V.I. Fund by the Investment Adviser under the Investment Advisory Agreement, as well as other services provided by the Investment Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Investment Adviser and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Merrill Lynch Large Cap Growth V.I. Fund. The Board also considered the Investment Adviser's costs of providing services, and the direct and indirect benefits to the Investment Adviser from its relationship with the Merrill Lynch Large Cap Growth V.I. Fund. The benefits considered by the Board included not only the Investment Adviser's compensation for investment advisory services under the Investment Advisory Agreement and the Investment Adviser's profitability under the Investment Advisory Agreement, but also compensation paid to the Investment Adviser or its affiliates for other, non-advisory services provided to the Merrill Lynch Large Cap Growth V.I. Fund. The Directors also considered the Investment Adviser's access to research services from brokers to which the Investment Adviser may have allocated Merrill Lynch Large Cap Growth V.I. Fund brokerage in a "soft dollar" arrangement. In connection with its consideration of the Investment Advisory Agreement, the Board also compared the Merrill Lynch Large Cap Growth V.I. Fund's advisory fee rate, expense ratios and historical performance to those of comparable funds. Based in part on this comparison, and taking into account the various services provided to the Merrill Lynch Large Cap Growth V.I. Fund by the Investment Adviser and its affiliates, the Board concluded that the management fee rate was reasonable. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Merrill Lynch Large Cap Growth V.I. Fund to participate in any economies of scale that the Investment Adviser may experience as a result of growth in the Merrill Lynch Large Cap Growth V.I. Fund's assets.

      Based on the information reviewed and the discussions, the Board including a majority of the non-interested Directors, concluded that it was satisfied that the management fee rate was reasonable in relation to the services provided. The non-interested Directors were represented by independent counsel who assisted them in their deliberations.

      Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $5,000 annually and an amount equal to 0.05% annually of the average daily net asset value of the assets of a Fund held by separate accounts of Participating Insurance Companies that are not affiliates of ML & Co. Payment of this fee is remitted to the Transfer Agent on a monthly basis. The Transfer Agent is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent.


      The following table sets forth the transfer agent fees paid by the Fund for the periods indicated:

        Fiscal Year Ended December 31,                       Transfer Agent Fees
        ------------------------------                       -------------------
        2002 .............................................         $4,017
        2001 .............................................         $2,499
        2000 .............................................         $9,239


      Accounting Services. The Corporation has entered into an agreement with State Street, pursuant to which State Street provides certain accounting services to the Corporation. The Corporation pays a fee for these services. Prior to January 1, 2001, MLIMIL, the investment adviser at that time, provided accounting services to the Corporation and was reimbursed by the Corporation at its cost in connection with such services. The Investment Adviser continues to provide additional accounting services to the Corporation and the Corporation reimburses the Investment Adviser for these services.

                                                Paid to       Paid to Investment
Fiscal Year Ended December 31,               State Street     Adviser or MLIMIL
------------------------------               ------------     ------------------
2002 ......................................    $32,263             $  2,799
2001 ......................................    $29,313*            $  3,124
2000 ......................................        N/A             $101,226


----------
* Represents payments pursuant to the agreement with State Street commencing January 1, 2001.

Code of Ethics


      The Board of Directors of the Corporation has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Fund, FAMD and the Investment Adviser (the "Code of Ethics"). The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.


                               PURCHASE OF SHARES

      Reference is made to "Your Account -- Fund Shares" in the Appendix to the Prospectus.


      The Fund offers two classes of shares: Class A and Class B. The Participating Insurance Company decides which share class will support a Contract. Each Class A and Class B share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B shares bear the expenses of the ongoing distribution fees and Class B shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the distribution fees are paid.

      The Fund does not offer its shares to the general public. Only separate accounts established by Participating Insurance Companies can buy Fund shares. The Fund's Investment Adviser is affiliated with two Participating Insurance Companies. Participating Insurance Companies issue Contracts and use Fund shares to support these Contracts. When this Statement of Additional Information refers to Fund shareholders, it is referring to the Participating Insurance Companies.

      Contract owners have certain rights under their Contract, but do not have any direct interest in Fund shares. A separate prospectus describes the Contract and its additional fees and charges. It also describes how changes in the Fund's net asset value and distributions on Fund shares affect benefits under a Contract.

      FAMD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P. O. Box 9081, Princeton, New Jersey 08543-9081) acts as the distributor for the Fund.

Distribution Agreement

      The Corporation has entered into distribution agreement (the "Distribution Agreement") with the Distributor with respect to the sale of the Corporation's shares to the Distributor for resale to Participating Insurance Companies' separate accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is an affiliate of the Investment Adviser.


      Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.


      The Corporation may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Corporation.

Distribution Plan

      Reference is made to "Your Account -- Fund Shares" in the Appendix to the Prospectus for certain information with respect to the distribution plan for Class B shares of the Fund pursuant to Rule 12b-1, under the Investment Company Act, (the "Distribution Plan"), including any distribution fees paid by the Fund with respect to such class.

      The Distribution Plan permits the Corporation to pay to each Participating Insurance Company that enters into an agreement with the Corporation to provide distribution related services to Contract owners, a distribution fee relating to the Class B shares accrued daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Class B shares of the Fund held by such Participating Insurance Company. Such services include, but are not limited to,
(a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Corporation advertisements, sales literature and other promotional materials describing and/or relating to the Corporation and including materials intended for use within the Participating Insurance Company or for broker-dealer only use or retail use, (c) holding seminars and sales meetings designed to promote the distribution of the Class B shares of the Fund,
(d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Corporation and the Fund, including the performance of the Fund, (e) training sales personnel regarding the Corporation and the Fund, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contract owners to the Corporation, (g) providing personal services and/or maintenance of the accounts of the Contract owners with respect to Class B shares of the Fund attributable to such accounts, and (h) financing any other activity that the Corporation's Board of Directors determines is primarily intended to result in the sale of Class B shares.

      The Fund has no obligation with respect to distribution related expenses incurred by the Distributor or Participating Insurance Companies in connection with the Class B shares, and there is no assurance that the Board of Directors of the Corporation will approve the continuance of the Distribution Plan from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plan. In their review of the Distribution Plan, the Directors will be asked to take into consideration expenses incurred in connection with the distribution of the Fund's Class B shares separately.

      In their consideration of the Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its Class B shareholders. The Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving the Distribution Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit the Fund and its Class B shareholders. The Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding Class B shares of the Fund. The Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related Class B shareholders, and all material amendments are required to be approved by the vote of the Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.


                              REDEMPTION OF SHARES

      Reference is made to "Your Account -- How to Buy and Sell Shares" in the Appendix to the Prospectus.


      The Corporation is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

      The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

      The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of securities held by the Fund at such time.

      The Merrill Lynch Large Cap Growth V.I. Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Merrill Lynch Large Cap Growth V.I. Fund with a temporary source of cash to be used to meet redemption requests from Merrill Lynch Large Cap Growth V.I. Fund shareholders in extraordinary or emergency circumstances.

      The Board of Directors of the Corporation may authorize the Corporation to redeem all or any part of the outstanding shares of any class or series of the Corporation, including the Merrill Lynch Large Cap Growth V.I. Fund, upon notice to shareholders.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


      Subject to policies established by the Board of Directors, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Corporation has no obligation to deal with any broker or group of brokers or dealers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment
Adviser seeks to obtain the best net results for the Corporation, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk and skill in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive trade execution costs, the Corporation does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Investment Adviser may select a broker based upon brokerage or research services provided to the Investment Adviser and its clients, including the Fund. In return for such services the Investment Adviser may pay a higher commission than other brokers would charge if the Investment Adviser determines in good faith that the commission is reasonable in relation to the services provided.

      Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits the Investment Adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. This includes commissions paid on riskless principal transaction under certain conditions. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the
availability  of  securities  or  purchasers  or  sellers  of  securities;   (2)
furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Investment Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

      To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation of investments. Examples of research-oriented services for which the Investment Adviser might use Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Investment Adviser's individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by the Fund to the Investment Adviser are not reduced as a result of the Investment Adviser's receipt of research services.


      In some cases the Investment Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Investment Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Investment Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Investment Adviser faces a potential conflict of interest, but the Investment Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.


      From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

      In addition, consistent with the Conduct Rules of the NASD and policies established by the Board and subject to best execution, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund.


      The Corporation anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Corporation will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. The Corporation's ability and decisions to purchase and sell portfolio securities may be affected by foreign laws and regulations relating to the convertability and repatriation of assets.


      To the extent the Fund invests in non-U.S. securities, these equity securities may be held by the Fund in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

      Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemption's. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.


      Information about the brokerage commissions paid by the Corporation, including commissions paid to Merrill Lynch, is set forth in the following table:


                                          Aggregate Brokerage   Commissions Paid
Fiscal Year Ended December 31,             Commissions Paid     to Merrill Lynch
------------------------------            -------------------   ----------------
2002 ...................................      $ 46,200                $  0
2001 ...................................      $108,965                $648
2000 ...................................      $ 65,980                $600

      The Corporation may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Corporation and persons who are affiliated with such affiliated persons are prohibited from dealing with the Corporation as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, the Corporation will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Corporation may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Corporation may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves a placement agent except pursuant to procedures adopted by the Board of Directors of the Corporation that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objectives and Policies -- Investment Restrictions."

      Because of the affiliation of Merrill Lynch with the Investment Adviser, the Corporation is prohibited from engaging in certain transactions involving such firm or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. Without such an exemptive order, the Corporation would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.


      The Corporation has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Corporation also has retained an affiliated entity of the Investment Adviser as the securities lending agent (the "lending agent") for a fee, including a fee based on a share of the returns on investment of cash collateral. For the fiscal years ended December 31, 2002 and 2001, Merrill Lynch Large Cap Growth V.I. Fund paid no such fees to the lending agent. The lending agent may, on behalf of a Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Investment Advisor or its affiliates. Pursuant to the same order, Merrill Lynch Large Gap Growth V.I. Fund may invest its uninvested cash in registered money market funds advised by the Investment Adviser or its affiliates, or in a private investment company managed by the lending agent. If Merrill Lynch Large Gap Growth V.I. Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of Merrill Lynch Large Gap Growth V.I. Fund's expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by Merrill Lynch Large Gap Growth V.I. Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or, in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Investment Adviser's waiver of a portion of its advisory fee.


      Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Corporation in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Corporation and annual statements as to aggregate compensation will be provided to the Corporation.

      The Board of Directors of the Corporation has considered the possibility of seeking to recapture, for the benefit of the Corporation, brokerage commissions and other expenses of portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Corporation to the Investment Adviser. After considering all factors deemed relevant, the Board of Directors of the Corporation made a determination not to seek such recapture. The Board will reconsider this matter from time to time.

      Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Corporation or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                                PRICING OF SHARES

Determination of Net Asset Value


      The net asset value of each class of shares of the Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Participating Insurance Companies, and the advisory fees payable by the Fund to the Investment Adviser, are accrued daily.

      Portfolio securities of the Fund, that are traded on stock exchanges or NASDAQ National are valued at the last sale price or official close price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing sources approved by the Board of the Corporation. Short positions in securities traded on the OTC market, NASDAQ Small Cap or Bulletin Board are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are generally valued at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Directors of the Corporation. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.

      Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (e.g., a company announcement, market volatility or a national disaster) that are expected to materially affect the value of such securities occur during such periods then these securities may be valued at their fair value as determined in good faith by the Board of Directors of the Corporation or by the Investment Adviser using procedures and/or a pricing service approved by the Board of Directors.


                               DIVIDENDS AND TAXES

Dividends


      The Fund intends to distribute substantially all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal tax requirement that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, the Fund has net income from certain foreign currency transactions, such income will be distributed at least annually. Dividends and distributions of the Fund will be automatically reinvested in shares of the Fund at net asset value.


Taxes


      The Fund is treated as a separate entity for federal income tax purposes and intends to qualify for and elect the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. The Fund intends to distribute substantially all of such income. To qualify for this treatment, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and certain financial futures, options and forward contracts; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of its assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S.
Government securities or securities of other RICs). If the Fund should fail to qualify as a RIC in any year, then that Fund would incur corporate federal income tax upon its taxable income for that year (with no deduction for distributions to shareholders), and its distributions will generally be taxable as ordinary dividend income to its shareholders, and each Participating Insurance Company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (see below), with the result that the variable life insurance and/or variable annuity contracts supported by that account would no longer be eligible for tax deferral.

      In addition to satisfying the diversification requirements applicable to RICs, the Fund intends to diversify its assets as required by section 817(h) of the Code and the regulations thereunder. These regulations place certain limitations both on the investments of the Fund and on the type of Fund shareholders. If the Fund fails to comply with these requirements, Contracts that invest in the Fund will not be entitled to the favorable treatment granted to annuity, endowment or life insurance contracts under the Code.

      The Fund may purchase or sell options and futures. Options and futures contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last business day of the taxable year. Gain or loss from Section 1256 contracts generally will be 60% long-term and 40% short-term capital gain or loss.

      Gain or loss realized by the Fund from a closing transaction with respect to options written by the Fund, or gain from the lapse of any such option, will be treated as short-term capital gain or loss. Gain or loss realized by the Fund from options (other than options that are Section 1256 contracts) purchased by the Fund, as well as loss attributable to the lapse of such options, will be treated as capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon whether the Fund held the particular option for more than one year.

      Section 1092 of the Code, which applies to certain "straddles," may apply to defer recognition of losses with respect to certain positions held by the Fund or cause adjustments to the holding period of Fund securities or convert capital gain into ordinary income. The Fund will also be required to capitalize (rather than deduct) interest and carrying charges allowable to the straddle positions. Section 1091 of the Code, which deals with "wash sales," may also cause the Fund to postpone recognition of certain losses. In addition, section 1259 of the Code, which deals with "constructive sale" of appreciated positions, may accelerate the recognition of income for Federal income tax purposes.

      A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, the "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. The Fund may make a "mark-to-market" election with respect to any PFIC stock it holds, if such stock is marketable (as defined by the Code for purposes of such election).

If the election is in effect at the end of the Fund's taxable year, the Fund will recognize gain or loss with respect to PFIC stock. Such mark-to-market gain or loss will be treated as ordinary income or loss. However, such loss would be allowed only to the extent of previous mark-to-market inclusions. Alternatively, the Fund may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Fund will be required to include in its income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements applicable to the Fund as described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.


      The foregoing is a general and abbreviated summary of certain applicable Federal income tax considerations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

      For information regarding the Federal income tax treatment of a Contract and distributions to the separate accounts of the Participating Insurance Companies, see the separate prospectus for the Contracts.

                                PERFORMANCE DATA


      From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective Contract owners. Total return is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class A and Class B shares in accordance with a formula specified by the Commission.


      Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed on the Contracts by the Participating Insurance Companies, which, if included, would decrease total return.


      The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

      Set forth below is total return information for Class A shares of the Merrill Lynch Large Cap Growth V.I. Fund for the periods indicated. No Class B shares were outstanding for the fiscal year ended December 31, 2002. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed on the contracts by the Participating Insurance Companies, which, if included, would decrease total return.

                                                              Class A Shares
                                                             ----------------
                                                             Redeemable Value
                                                             of a Hypothetical
                                                             $1,000 Investment
                                                               at the End of
                     Period                                     the Period
                     ------                                  -----------------
Average Annual Total Return

   One Year Ended December 31, 2002 ......................        -23.39%

   Inception (April 30, 1999) to December 31, 2002 .......         -9.04%

      Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and the value of the Fund shares, when redeemed, may be worth more or less than their original cost.

      On  occasion,  the Fund may compare its  performance  to various  indices, including the Russell 1000(R) Growth Index, the Russell 1000(R) Index, the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe (if applicable) or other published indices, or to performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), CDA Investment Technology, Inc., Money Magazine, U.S. News & World Report, BusinessWeek, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, the Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. In addition, from time to time, the Fund may include its Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. The Fund may, from time to time, quote in advertisement or other materials other applicable measures of performance, and may also make references to awards that may be given to the Investment Adviser. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

      The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objective. This may include information about past, current or possible economic, market, political or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments. As with other performance data, performance comparison should not be considered indicative of the Fund's relative performance for any future period.


                               GENERAL INFORMATION

Independent Auditors


      Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interests Directors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


Accounting Services Provider

      State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for the Fund.

Custodian


      Brown Brothers Harriman & Co., (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, acts as the Custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. Under its contract with the Fund, the Custodian is authorized to, among other things, establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories.


Transfer Agent

      Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel

      Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, is counsel for the Fund.

Reports to Shareholders


      The fiscal year of the Merrill Lynch Large Cap Growth V.I. Fund ends on December 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An Annual Report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends.


Additional Information

      The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

      Under a separate agreement, ML& Co. has granted the Corporation the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co. under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.


      To the knowledge of the Merrill Lynch Large Cap Growth V.I. Fund, the following Participating Insurance Companies owned of record or beneficially 5% or more of a class of the Merrill Lynch Large Cap Growth V.I. Fund's shares as of April 4, 2003:

                                                                      Percent of
Name                                     Address                       Class A
----                                     -------                      ----------
ML Life Insurance Company ..........  1300 Merrill Lynch Drive,         58.55%
                                      2nd Floor
                                      Pennington, NJ 08534
ML Life Insurance Company ..........  1300 Merrill Lynch Drive,         10.48%
                                      2nd Floor
                                      Pennington, NJ 08534
ML Life Insurance Company ..........  1300 Merrill Lynch Drive,          7.55%
                                      2nd Floor
                                      Pennington, NJ 08534
ML Life Insurance Company ..........  1300 Merrill Lynch Drive,          6.92%
                                      2nd Floor
                                      Pennington, NJ 08534
Hartford Life and Annuity ..........  PO Box 2999                        5.09%
                                      Hartford, CT 06104-2999

                              FINANCIAL STATEMENTS

      The Merrill Lynch Large Cap Growth V.I. Fund's audited financial statements are incorporated into this Statement of Additional Information by reference to its 2002 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-800 637-3863 between 8:30 a.m. and 5:30 p.m. on any business day.

                                                                         ANNEX A

                       RATINGS OF FIXED INCOME SECURITIES

Description of Moody's Investors Services, Inc.'s Corporate Debt Ratings

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Description of Moody's Commercial Paper Ratings

      The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended (the "Securities Act").

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a


                                   Annex A-1
valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

            Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            o     Leading market positions in well-established industries

            o     High rates of return on funds employed

            o Conservative capitalization structures with moderate reliance on debt and ample asset protection

            o Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

            o Well established access to a range of financial markets and assured sources of alternate liquidity

            Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

            Issuers rated Not Prime do not fall within any of the Prime rating categories.

      If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Description of Moody's Preferred Stock Ratings

      Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

      Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


                                   Annex A-2
ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporate Debt Ratings

      A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

      The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

      Debt rated BB, B, CCC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


                                   Annex A-3

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

      Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.


                                   Annex A-4

Description of Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

      The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Description of Standard & Poor's Preferred Stock Ratings

      A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

      The preferred stock ratings are based on the following considerations:

I. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

II.   Nature of, and provisions of, the issue.

III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


                                   Annex A-5

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB,   Preferred  stock rated "BB," "B," and "CCC" are regarded,  on balance,  as
B, predominantly speculative with respect to the issuer's capacity to pay CCC preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C     A preferred stock rated "C" is a non-paying issue.

D A preferred stock rated "D" is a non-paying issue in default on debt instruments.

      NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

      Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

      The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Description of Fitch IBCA, Inc.'s ("Fitch") Investment Grade Bonds Ratings

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


                                   Annex A-6

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR           Indicates that Fitch does not rate the specific issue.

Conditional  A conditional rating is premised on the successful  completion of a project or the occurrence of a specific event.

Suspended    A rating is  suspended  when Fitch deems the amount of  information available from the issuer to be inadequate for rating purposes.

Withdrawn    A rating will be  withdrawn  when an issue  matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert   Ratings  are  placed  on  FitchAlert  to  notify  investors  of  an occurrence  that is likely to  result  in a rating  change  and the likely direction of such change. These are designated as "Positive"
             indicating  a  potential   upgrade,   "Negative,"   for   potential
             downgrade,  or "Evolving,"  where ratings may be raised or lowered.
             FitchAlert is relatively short-term, and should be resolved within 12 months.

      Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Description of Fitch Speculative Grade Bond Ratings

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


                                   Annex A-7

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C     Bonds are in imminent default in payment of interest or principal.

DDD Bonds are in default on interest and/or principal payments. Such bonds are DD extremely speculative and should be valued on the basis of their ultimate D recovery value in liquidation or reorganization of the obligor. "DDD"
      represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch Investment Grade Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                                   Annex A-8

                           PART C. OTHER INFORMATION

Item 23. Exhibits.


Exhibit
Number
-------

 1(a)  --   Articles of Incorporation of Registrant.(1)
 1(b)  --   Amended Articles of Incorporation of Registrant.(2)
 1(c)  --   Second Amended Articles of Incorporation of Registrant.(9)
 1(d)  --   Third Amended Articles of Incorporation of Registrant.(9)
 2     --   By-Laws of Registrant.(1)
 3     --   Instrument Defining Rights of Shareholders. Incorporated by
            reference to Exhibits 1 and 2 above.
 4     --   Investment Advisory Agreement between Registrant and Fund Asset
            Management, L.P.(9)
 5(a)  --   Class A Distribution Agreement between Registrant and Mercury Funds
            Distributor, a division of FAM Distributors, Inc.(3)
 5(b)  --   Class B Distribution Agreement between Registrant and Mercury Funds
            Distributor, a division of FAM Distributors, Inc.(3)
 6     --   Not Applicable.
 7     --   Form of Custodian Agreement between Registrant and Brown Brothers
            Harriman & Co.(10)
 8(a)  --   Transfer Agency, Dividend Disbursing Agency and Shareholder
            Servicing Agency Agreement between Registrant and Financial Data
            Services, Inc ("FDS").(3)
 8(b)  --   Amendment to the Transfer Agency, Dividend Disbursing Agency and
            Shareholder Servicing Agency Agreement dated May 1, 2002.*
 8(c)  --   License Agreement relating to the Use of Name between Registrant to
            Merrill Lynch & Co., Inc.(2)
 8(d)  --   Form of Administrative Services Agreement between Registrant and
            State Street Bank and Trust Company.(4)
 8(e)  --   Participation Agreement between Registrant and American
            International Life Assurance Company of New York.(2)
 8(f)  --   Participation Agreement between Registrant and Hartford Life and
            Annuity Insurance Company.(2)
 8(g)  --   Participation Agreement between Registrant and AIG Life Insurance
            Company.(2)
 8(h)  --   Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(5)
 8(i)  --   Form of Securities Lending Agency Agreement between the Registrant and QA Advisers LLC, dated August 10, 2001.(11)
 9     --   Opinion and consent of Shearman & Sterling, counsel for
            Registrant.(9)
10(a)  --   Consent of independent auditors for Registrant.*
10(b)  --   Consent of Shearman & Sterling, counsel for Registrant.*
11     --   Not Applicable.
12     --   Not Applicable.
13     --   Class B Distribution Plan.(3)
14     --   Rule 18f-3 Plan.(6)
15     --   Not Applicable.
16(a)  --   Code of Ethics.(7)
16(b)  --   Power of Attorney.(12)

----------
(1) Incorporated by reference to the identically numbered exhibit to Registrant's initial Registration Statement on Form N-1A as filed on December 14, 1998 (File Nos. 333-68879 and 811-09159).

(2) Incorporated by reference to the identically numbered exhibit to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A as filed on April 16, 1999 (File Nos. 333-68879 and 811-09159).

(3) Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A as filed on February 13, 2001 (File Nos. 333-68879 and 811-09159).

(4) Incorporated by reference to exhibit number 8(c) to Post-Effective Amendment No. 20 to Merrill Lynch Growth Fund's Registration Statement on Form N-1A as filed on February 16, 2001 (File Nos. 33-10794 and 811-4934).

(5) Incorporated by reference to Exhibit B to the Issuer Tender Offer on Form TO under the Securities Exchange Act of 1934 of Merrill Lynch Senior Floating Rate Fund, Inc. (File Nos. 333-15973 and 811-5870).

 (6) Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A as filed on April 16, 1999 (File Nos. 333-68879 and 811-09159).

 (7) Incorporated by reference to exhibit number 16 to Post-Effective Amendment No. 2 to the Registration Statement under the Securities Act on Form N-1A of Mercury International Fund of Mercury Funds, Inc. as filed on September 12, 2000 (File Nos. 333-56203 and 811-08797).

 (8) Incorporated by reference to exhibit number 14(c) to Pre-Effective Amendment No. 1 to Mercury Select Growth Fund of Mercury Funds, Inc.'s Registration Statement under the Securities Act on Form N-1A as filed on April 28, 2000 (File Nos. 333-32242 and 811-08797).

 (9) Filed on April 19, 2002 as an exhibit to Post-Effective Amendment No. 5 to theRegistrant's Registration Statement.

(10) Incorporated by reference to Amendment No. 2 to the Registration Statement of Master Large Cap Series Trust on Form N-1A as filed on January 30, 2002 (File No. 811-09739).

(11) Incorporated by reference to exhibit number 8(f) to Post-Effective Amendment No. 5 to Merrill Lynch Global Technology Fund's Registration Statement on Form N-1A as filed on July 24, 2002 (File Nos. 333-48929 and 811-08721).

(12) Incorporated by reference to Exhibit number 14(b) to Pre-Effective Amendment No. 4 of the Registration Statement on Form N-1A of Merrill Lynch Principal Protected Trust filed on October 28, 2002 (File No. 333-92404).


*     Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.

      Except that all of the Registrant's shares will be held by separate accounts of participating insurance companies, the Registrant does not control and is not under common control with any other person.

Item 25. Indemnification.

      Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law and Section 8 of the Distribution Agreement.

      Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the Directors who are neither "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent Directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking;
(b) the Registrant is insured against losses arising by reason of the advance;
(c) a majority of a quorum of non-party independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

      The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

      In Section 8 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

      Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser.

      Fund Asset Management, L.P. ("FAM" or the "Investment Adviser") acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

      Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as a subadviser to certain other portfolios.

      The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ( "Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAMD is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and ML & Co. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Funds' transfer agent, FDS, is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

      Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 2001 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM, MLIM or their affiliates, and Mr. Doll is an officer of one or more of such companies.

                        Position(s) with the            Other Substantial Business,
Name                     Investment Adviser          Profession, Vocation or Employment
----                    --------------------         ----------------------------------
ML & Co.                 Limited Partner             Financial Services Holding Company;
                                                     Limited Partner of MLIM

Princeton Services       General Partner             General Partner of MLIM

Lawrence Haber           Chief Financial Officer     First Vice President of MLIM and FAM;
                                                     Senior Vice President and Treasurer of
                                                     Princeton Services

Brian A. Murdock         Chief Operating Officer     Executive Vice President of Princeton Services;
                                                     First Vice President of MLIM and FAM; Chief
                                                     Investment Officer of EMEA Pacific Region and
                                                     Global CIO for Fixed Income and Alternative
                                                     Investments; Head of MLIM's Pacific Region and
                                                     President of MLIM Japan, Australia and Asia.

Robert C. Doll, Jr.      President                   President of MLIM; Director of Princeton Services;
                                                     Co-Head (Americas Region) of MLIM from 2000 to 2001
                                                     and Senior Vice President thereof from 1999 to 2001;
                                                     Chief Investment Officer of OppenheimerFunds Inc. in
                                                     1999 and Executive Vice President thereof from
                                                     1991 to 1999

Donald C. Burke          First Vice President,       First Vice President, Treasurer and Director of Taxation
                         and Treasurer               of MLIM; Senior Vice President and Treasurer of Princeton
                                                     Services; Vice President of FAMD

Andrew J. Donohue        General Counsel             General Counsel of MLIM and Princeton Services

Item 27. Principal Underwriters.


      (a) FAMD acts as the principal underwriter for each of the following open-end registered investment companies including the Registrant: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., Merill Lynch Principal Protected Trust. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

      (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111- 2665.

                      Position(s) and Office(s)     Position(s) and Office(s)
Name                       with the FAMD                 with Registrant
----                  ------------------------      ------------------------

Brian A. Murdock      President                     None

Michael G. Clark      Treasurer and Director        None

Thomas J. Verage      Director                      None

Donald C. Burke       Vice President                Vice President and Treasurer

Robert Harris         Secretary                     None

Item 28. Location of Accounts and Records.

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant (Mercury V.I. Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536) and its transfer agent, FDS (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).


Item 29. Management Services.

      Other than as set forth under the caption "Management of the Fund" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Funds -- Management and Advisory Arrangements" in the Appendix to the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management-related service contract.

Item 30. Undertakings.

      None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 16th day of April, 2003.


                                        MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
                                        OF MERCURY V.I. FUNDS, INC.
                                                  (Registrant)

                                        By:       /s/ DONALD C. BURKE
                                            ------------------------------------
                                              (Donald C. Burke, Treasurer
                                        (Principal Financial Accounting Officer)
                                                 and Vice President)

      Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                          Title                        Date
      ---------                          -----                        ----

    TERRY K. GLENN*           President (Principal Executive
------------------------        Officer) and Director
   (Terry K. Glenn)

    DONALD C. BURKE*          Vice President and Treasurer
------------------------        (Principal Financial
   (Donald C. Burke)            Accounting   Officer)

    DAVID O. BEIM*            Director
------------------------
   (David O. Beim)

    JAMES T. FLYNN*           Director
------------------------
   (James T. Flynn)

    TODD GOODWIN*             Director
------------------------
   (Todd Goodwin)

GEORGE W. HOLBROOK, JR.*      Director
------------------------
(George W. Holbrook, Jr.)

    W.CARL KESTER*            Director
------------------------
   (W. Carl Kester)

   KAREN P. ROBARDS*          Director
------------------------
   (Karen P. Robards)

----------
* This Amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.


*By:        /s/ DONALD C. BURKE                                   April 16, 2003
     -----------------------------------
     (Donald C. Burke, Attorney-in-Fact)

                               INDEX TO EXHIBITS


Exhibit
Number            Description
-------           -----------
  8(b)      --    Amendment to the Transfer Agency Dividend Disbursing Agency
                  and Shareholder Servicing Agency Agreement dated May 1, 2002.
 10(a)      --    Consent of independent auditors for Registrant.
 10(b)      --    Consent of Shearman & Sterling, counsel for Registrant.